        As filed with the Securities and Exchange Commission on January 15, 1999

                                                Securities Act File No. 33-52742

                                        Investment Company Act File No. 811-7238

  ============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

    PRE-EFFECTIVE AMENDMENT NO. [ ]

    POST-EFFECTIVE AMENDMENT NO. 19 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

    AMENDMENT NO. 21

                        (Check appropriate box or boxes)

                             SUNAMERICA SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1 SunAmerica Center
                           Los Angeles, CA 90067-6022
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                    (Name and Address for Agent for Service)



                                    Copy to:
                              Susan L. Harris, Esq.
                    Senior Vice President and General Counsel
                                 SunAmerica Inc.
                               1 SunAmerica Center
                           Los Angeles, CA 90067-6022


                             Margery K. Neale, Esq.
                      Swidler Berlin Shereff Friedman, LLP
                                919 Third Avenue
                               New York, NY 10022


         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


         It is proposed that this filing will become effective
         (check appropriate box)

                  [ ] immediately upon filing pursuant to paragraph (b)


                  [ ] on (date) pursuant to paragraph (b)



                  [ ] 60 days after filing pursuant to paragraph (a)(1)



                  [ ] on (date) pursuant to paragraph (a)(1)

                  [X] 75 days after filing pursuant to paragraph (a)(2)


                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.



         If appropriate, check the following box:



                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    _______________________, 1999 PROSPECTUS


         SUNAMERICA SERIES TRUST

                  - CASH MANAGEMENT PORTFOLIO
                  - CORPORATE BOND PORTFOLIO
                  - GLOBAL BOND PORTFOLIO
                  - HIGH-YIELD BOND PORTFOLIO
                  - WORLDWIDE HIGH INCOME PORTFOLIO
                  - SUNAMERICA BALANCED PORTFOLIO
                  - MFS TOTAL RETURN PORTFOLIO
                  - ASSET ALLOCATION PORTFOLIO
                  - UTILITY PORTFOLIO
                  - EQUITY INCOME PORTFOLIO
                  - EQUITY INDEX PORTFOLIO
                  - GROWTH-INCOME PORTFOLIO
                  - FEDERATED VALUE PORTFOLIO
                  - VENTURE VALUE PORTFOLIO
                  - "DOGS" OF WALL STREET PORTFOLIO
                  - ALLIANCE GROWTH PORTFOLIO
                  - MFS GROWTH AND INCOME PORTFOLIO
                  - PUTNAM GROWTH PORTFOLIO
                  - REAL ESTATE PORTFOLIO
                  - SMALL COMPANY VALUE PORTFOLIO
                  - MFS MID-CAP GROWTH PORTFOLIO
                  - AGGRESSIVE GROWTH PORTFOLIO
                  - INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                  - GLOBAL EQUITIES PORTFOLIO
                  - INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                  - EMERGING MARKETS PORTFOLIO


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                          [LOGO]

                                TABLE OF CONTENTS



TRUST HIGHLIGHTS............................................................  3

FINANCIAL HIGHLIGHTS........................................................ 32

ACCOUNT INFORMATION......................................................... 32

MORE INFORMATION ABOUT THE PORTFOLIOS ...................................... 33
         Investment Strategies.............................................. 33
         Glossary .......................................................... 52
                  Investment Terminology.................................... 52
                  Risk Terminology.......................................... 54


MANAGEMENT.................................................................. 57

TRUST HIGHLIGHTS

The following questions and answers are designed to give you an overview of the Trust, and to provide you with information about the Trust's twenty-six Portfolios and their investment goals and principal strategies. More complete investment information is provided in the chart, under "More Information About the Portfolios," which is on page 33, and the glossary that follows on page 52.

Q: What are the Portfolios' investment goals and principal investment strategies?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


                             FIXED INCOME PORTFOLIOS

 Portfolio                 Investment Goal                  Principal Investment Strategy
 ---------                 ---------------                  -----------------------------
CASH                      high current yield while         invests in a diversified selection of
MANAGEMENT                preserving capital               money market instruments
PORTFOLIO

CORPORATE BOND            high total return with           invests primarily in investment grade
PORTFOLIO                 only moderate price risk         fixed-income securities

GLOBAL BOND               high total return,               investment in high quality fixed
PORTFOLIO                 emphasizing current              income securities of U.S. and foreign
                          income and, to a lesser          issuers and transactions in foreign
                          extent, capital                  currencies
                          appreciation

HIGH-YIELD                high current income and          invests primarily in intermediate and
BOND PORTFOLIO            (secondarily) capital            long-term corporate obligations,
                          appreciation                     emphasizing higher-yielding, higher-risk,
                                                           lower-rated or unrated securities,
                                                           commonly known as junk bonds with a
                                                           primary focus on "B" rated high-yield
                                                           bonds

WORLDWIDE HIGH            high current income and          invests primarily in high-yielding fixed
INCOME PORTFOLIO          (secondarily) capital            income securities (junk bonds) of
                          appreciation                     issuers located throughout the world

[Margin note: "HIGH-QUALITY" instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default. An "INVESTMENT GRADE" fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by SunAmerica or the Subadviser).]

[Margin note: The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.]

                     BALANCED OR ASSET ALLOCATION PORTFOLIOS

 Portfolio                 Investment Goal                  Principal Investment Strategy
 ---------                 ---------------                  -----------------------------
SUNAMERICA                conservation of                  maintains at all times a balanced
BALANCED                  principal                        portfolio of stocks and bonds, with at
PORTFOLIO                                                  least 25% invested in fixed income
                                                           securities

MFS TOTAL                 reasonable current               invests primarily in common stocks
RETURN PORTFOLIO          income, long-term                and fixed-income securities, with an
                          capital growth and               emphasis on income-producing
                          conservation of capital          securities that appear to have some
                                                           potential for capital enhancement

ASSET ALLOCATION          high total return                invests in a diversified portfolio that
PORTFOLIO                 (including income and            may include common stocks and other
                          capital gains) consistent        securities with common stock
                          with preservation of             characteristics, bonds and other
                          capital over the long-           intermediate and long-term fixed-
                          term                             income securities and money market
                                                           instruments

UTILITY PORTFOLIO         high current income and          invests primarily in equity and debt
                          moderate capital                 securities of utility companies
                          appreciation

                                EQUITY PORTFOLIOS

 Portfolio                 Investment Goal                  Principal Investment Strategy
 ---------                 ---------------                  -----------------------------
EQUITY INCOME             long-term capital                invests primarily in equity securities
PORTFOLIO                 appreciation and income          that are expected to pay above-average
                                                           dividends

EQUITY INDEX              investment results that          invests primarily in common stocks
PORTFOLIO                 correspond to the                included in the S&P 500
                          performance of the
                          Standard & Poor's 500
                          Composite Stock Price
                          Index ("S&P 500")

GROWTH-INCOME             growth of capital and            invests primarily in common stocks or
PORTFOLIO                 income                           securities that demonstrate the potential
                                                           for appreciation and/or dividends

FEDERATED VALUE           growth of capital and            invests primarily in the securities of the
PORTFOLIO                 income                           100 companies contained in "The
                                                           Leaders List," a list of 100 blue chip
                                                           companies selected by the Portfolio's
                                                           Subadviser

VENTURE VALUE             growth of capital                invests primarily in common stocks,
PORTFOLIO                                                  generally issued by companies with
                                                           market capitalizations in excess of
                                                           $250 million

[Margin note: The "value" oriented philosophy to which the FEDERATED VALUE, VENTURE VALUE and SMALL COMPANY VALUE PORTFOLIOS subscribe - that of investing principally in securities believed to be undervalued in the market - reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of large, well-known companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have been generally overlooked by the market. With respect to the SMALL COMPANY VALUE PORTFOLIO, however, the Subadviser will invest in equity securities of small capitalization companies that it believes are undervalued relative to other securities in the same industry or market at the time of purchase.]

"DOGS" OF WALL            total return (including          invests in thirty high dividend yielding
STREET PORTFOLIO          capital appreciation and         common stocks selected annually from
                          current income)                  the Dow Jones Industrial Average and
                                                           the broader market

ALLIANCE GROWTH           long-term growth of              invests primarily in common stocks or
PORTFOLIO                 capital                          securities with common stock
                                                           characteristics that its Subadviser
                                                           believes have the potential for
                                                           appreciation

MFS GROWTH                reasonable current               invests primarily in equity securities
AND INCOME                income and long-term
PORTFOLIO                 growth of capital and
                          income

PUTNAM GROWTH             long-term growth of              invests primarily in common stocks or
PORTFOLIO                 capital                          securities with common stock
                                                           characteristics that its Subadviser
                                                           believes have above-average growth
                                                           prospects

REAL ESTATE               total return through a           invests primarily in securities of
PORTFOLIO                 combination of growth            companies principally engaged in or
                          and income                       related to the real estate industry
                                                           or that own significant real estate
                                                           assets or that primarily invest in
                                                           real estate financial instruments

SMALL COMPANY             capital appreciation             invests in a broadly diversified
VALUE PORTFOLIO                                            portfolio of equity securities of small
                                                           companies generally with market
                                                           capitalizations of less than $1 billion

MFS MID-CAP               long-term growth of              invests primarily in equity securities of
GROWTH                    capital                          medium-sized companies with market
PORTFOLIO                                                  capitalizations between $1 billion and
                                                           $5 billion that its Subadviser believes
                                                           have above-average growth potential

AGGRESSIVE                capital appreciation             invests primarily in equity securities of
GROWTH                                                     small growth companies generally with
PORTFOLIO                                                  market capitalizations of less than $1
                                                           billion

                            INTERNATIONAL PORTFOLIOS

INTERNATIONAL             growth of capital and            invests primarily in common stocks
GROWTH AND                (secondarily) current            traded on markets outside the U.S.
INCOME PORTFOLIO          income

[Margin note: The issuers of "growth" securities - in which the GROWTH-INCOME, ALLIANCE GROWTH, MFS GROWTH AND INCOME, PUTNAM GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS will primarily invest - are considered: to have a historical record of above-average growth rate; to have significant growth potential; to offer above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.]

GLOBAL EQUITIES           long-term growth of              invests primarily in common stocks or
PORTFOLIO                 capital                          securities with common stock
                                                           characteristics of U.S. and foreign
                                                           issuers that demonstrate the potential
                                                           for appreciation and engages in
                                                           transactions in foreign currencies

INTERNATIONAL             long-term capital                invests (in accordance with country
DIVERSIFIED               appreciation                     weightings determined by its
EQUITIES                                                   Subadviser) in common stocks of
PORTFOLIO                                                  foreign issuers that, in the aggregate,
                                                           replicate broad country indices

EMERGING                  long-term capital                invests primarily in common stocks
MARKETS                   appreciation                     and other equity securities of
PORTFOLIO                                                  companies that its Subadviser believes
                                                           have above-average growth prospectus
                                                           primarily in emerging markets outside the
                                                           United States.

The "DOGS" OF WALL STREET PORTFOLIO annually selects the following 30 stocks through a passively managed strategy: (1) the 10 highest yielding common stocks in the DJIA and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Subadviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

The Portfolio employs a "buy and hold strategy." This means that the stocks in the Portfolio's portfolio over the course of the year will not change, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. However, due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio's portfolio will fluctuate throughout the course of the year.

Q:       What are the principal risks of investing in the Portfolios?

A: The following section describes the principal risks of each Portfolio, while the chart on page 34 describes various additional risks.

         Risks of Investing in Equity Securities

         The EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED VALUE, VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, MFS GROWTH AND INCOME, PUTNAM GROWTH, REAL ESTATE, SMALL COMPANY VALUE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest primarily in EQUITY SECURITIES. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN, ASSET ALLOCATION and UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

         Risks of Investing in Bonds

         The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND, and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in BONDS. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN, ASSET ALLOCATION and UTILITY PORTFOLIOS invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance.

         Risks of Investing in Money Market Securities

         While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS (MONEY MARKET SECURITIES), you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments may be subject to changes in interest rates. You should also be aware that fees at the contract level will affect your return on an investment in the CASH MANAGEMENT PORTFOLIO. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

         Risks of Investing Internationally

         All of the Portfolios may invest INTERNATIONALLY, including in "emerging market" countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect particularly the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS.

         Risks of Investing in Smaller Companies

         Stocks of SMALLER COMPANIES may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, MFS GROWTH AND INCOME, PUTNAM GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

         Risks of Investing in Junk Bonds

         The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in JUNK BONDS, which are considered speculative. The CORPORATE BOND, MFS TOTAL RETURN, ASSET ALLOCATION, ALLIANCE GROWTH, REAL ESTATE, MFS MID-CAP, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS may also invest in junk bonds. While SunAmerica and the Trust's Subadvisers each tries to diversify its portfolio and to engage in a credit analysis of each junk bond issuer in which it invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

[Margin note: A "JUNK BOND" is a high yield, high risk bond that does not meet the credit quality standards of investment grade securities.]

         Risks of a "Disciplined Strategy"

         Each of the EQUITY INDEX, "DOGS" OF WALL STREET and INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIOS will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolios will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolios may be more susceptible to general market declines than other Portfolios.

         Risks of Investing in Utility Securities

         The UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Such UTILITY SECURITIES entail certain risks including: (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices.

         To attempt to reduce these risks, the Subadviser will perform its own credit analysis in addition to using recognized rating agencies and will obtain information from other sources, including the issuer's management and other investment analysts.

         Risks of Investing in Real Estate Securities

         The REAL ESTATE PORTFOLIO invests primarily in the REAL ESTATE industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

         Risks of Investing in "Non-Diversified" Portfolios

         The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET, MFS MID-CAP GROWTH and INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIOS are organized as "NON-DIVERSIFIED" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

         Additional Principal Risks

         Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:       How have the Portfolios performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from year to year and compare the Portfolios' average annual returns to those of an appropriate market index. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Cash Management Portfolio

  1994 1995 1996 1997 1998

During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.

AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                   PAST ONE YEAR       PAST FIVE YEARS      RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Cash Management Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted.]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on February 9, 1993.

Corporate Bond Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR    PAST FIVE YEARS     RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Corporate Bond Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted.]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on July 1, 1993.

Global Bond Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR    PAST FIVE YEARS     RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Global Bond Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted.]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on July 1, 1993.

High-Yield Bond Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR     PAST FIVE YEARS    RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
High-Yield Bond Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted.]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on February 9, 1993.

Worldwide High Income Portfolio

     1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.

AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Worldwide High Income Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted.]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on October 28, 1994.

SunAmerica Balanced Portfolio

     1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
SunAmerica Balanced Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted.]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on June 3, 1996.

MFS Total Return Portfolio

     1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted.]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on October 28, 1994.

Asset Allocation Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                      PAST ONE YEAR     PAST FIVE YEARS     RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on July 1, 1993.

Utility Portfolio

     1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Utility Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on June 3, 1996.

Growth-Income Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                      PAST ONE YEAR    PAST FIVE YEARS      RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Growth-Income Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------


*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on February 9, 1993.

Federated Value Portfolio

     1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Federated Value Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on June 3, 1996.

Venture Value Portfolio

     1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Venture Value Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on October 28, 1994.

Alliance Growth Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                      PAST ONE YEAR     PAST FIVE YEARS     RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on February 9, 1993.

MFS Growth and Income Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                      PAST ONE YEAR     PAST FIVE YEARS     RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
MFS Growth and Income Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on February 9, 1993.

Putnam Growth Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                      PAST ONE YEAR     PAST FIVE YEARS     RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Putnam Growth Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on February 9, 1993.

Real Estate Portfolio

     1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.

AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Real Estate Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on June 2, 1997.

Aggressive Growth Portfolio

     1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on June 3, 1996.

International Growth and Income Portfolio

     1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
International Growth and Income
Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on June 2, 1997.

Global Equities Portfolio

     1994 1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR          PAST FIVE YEARS            RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------------------------
Global Equities Portfolio
------------------------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on February 9, 1993.

International Diversified Equities Portfolio

     1995 1996 1997 1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
International Diversified Equities
Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on October 28, 1994.

Emerging Markets Portfolio

     1998


During the period shown in the bar chart, the highest return for a quarter was % (quarter ended xx/xx/xx) and the lowest return for a quarter was % (quarter ended xx/xx/xx). The Fund's year-to-date return as of , 1998 was %.


AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                       PAST ONE YEAR                        RETURN SINCE INCEPTION**
------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio
------------------------------------------------------------------------------------------------------
[Index to be inserted]*
------------------------------------------------------------------------------------------------------

*        [To be filed by amendment]

**       Shares of the Portfolio commenced offering on June 2, 1997.

FINANCIAL HIGHLIGHTS

The Financial Highlights table for each Portfolio is intended to help you understand the Portfolios' financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Statement of Additional Information (SAI), which is available upon request.

                           [TO BE FILED BY AMENDMENT]

ACCOUNT INFORMATION

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently offered only to certain Separate Accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. So if you would like to invest in a Portfolio, you must purchase a variable annuity contract from either Anchor National Life Insurance Company or First SunAmerica Life Insurance Company. You should be aware that the contracts involve fees and expenses that are not described in this Prospectus and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a variable annuity contract in the prospectus that offers the contracts, which accompanies this Prospectus.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing its net assets by the number of its shares outstanding. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at "fair value" following procedures approved by the Trustees.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

MORE INFORMATION ABOUT THE PORTFOLIOS

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment strategy. We have included a glossary to define the investment and risk terminology used in the chart and throughout this Prospectus.

                             FIXED INCOME PORTFOLIOS



                             CASH MANAGEMENT      CORPORATE BOND           GLOBAL BOND
                          -------------------  -------------------   --------------------
What is the Portfolio's   high current yield   high total return     high total return,
investment goal?          while preserving     with only             emphasizing current
                          capital              moderate price risk   income and, to a
                                                                     lesser extent, capital
                                                                     appreciation

What are the              a diversified        investment grade      high quality fixed
Portfolios' principal     selection of money   fixed income          income securities of
investments (under        market instruments   securities            U.S. and foreign
normal market                                                        issuers  and
conditions)?                                                         transactions in
                                                                     foreign currencies








What are the              -  securities        -  bond market        -  bond market
Portfolio's principal        selection            volatility            volatility
risks?                    -  interest rate     -  securities         -  securities
                             fluctuations         selection             selection
                                               -  interest rate      -  interest rate
                                                  fluctuations          fluctuations
                                               -  credit quality     -  credit quality
                                                                     -  foreign exposure
                                                                     -  euro conversion




What other investment
strategies can the
Portfolio use?


                                                       WORLDWIDE HIGH
                              HIGH-YIELD BOND             INCOME
                           -------------------    ---------------------
What is the Portfolio's    high current           high current
investment goal?           income and             income and
                           (secondarily)          (secondarily)
                           capital appreciation   capital appreciation


What are the               intermediate and       high-yielding fixed
Portfolios' principal      long-term corporate    income securities
investments (under         obligations,           (junk bonds) of
normal market              emphasizing            issuers located
conditions)?               higher-yielding,       throughout the
                           higher-risk,
                           lower-world
                           rated or unrated
                           securities (junk
                           bonds) with a
                           primary focus
                           on "B" rated
                           high-yield bonds

What are the               -  bond market         -  bond market
Portfolio's principal         volatility             volatility
risks?                     -  securities          -  securities
                              selection              selection
                           -  interest rate       -  interest rate
                              fluctuations           fluctuations
                           -  credit quality      -  credit quality
                           -  junk bonds          -  junk bonds
                                                  -  foreign exposure
                                                  -  euro conversion
                                                  -  emerging
                                                      markets

What other investment
strategies can the
Portfolio use?


                             CASH MANAGEMENT      CORPORATE BOND           GLOBAL BOND
                          -------------------  -------------------   --------------------
-  Active trading                   No                    No                     Yes

-  Borrowing for          Yes (up to 5%)        Yes (up to 331/3%)    Yes (up to 331/3%)
   temporary or
   emergency
   purposes

-  Fixed income
     securities:
   U.S. government                 Yes                                           Yes
   securities

   Investment grade                Yes             See principle                 Yes
   corporate bonds                              investments, above

   Junk bonds                       No              Yes (up to 35%)               No

   Pass-through                                           Yes                    Yes
   securities
-  Convertible                                            Yes
   securities

-  Preferred stocks                                 Yes (up to 35%)

-  Structured                       No                    No                     Yes
   securities

-  Warrants                         No              Yes (up to 10%)               No

-  Rights                                           Yes (up to 10%)

-  Short-term               see principal                 Yes                    Yes
   investments            investments, above
-  Defensive                                                                     Yes
   investments
-  Foreign securities             [Yes]                   Yes               see principal
                                                                          investments, above




                                                    WORLDWIDE HIGH
                           HIGH-YIELD BOND             INCOME
                        -------------------    ---------------------
-  Active trading                 Yes                     No

-  Borrowing for         Yes (up to 331/3%)     Yes (up to 331/3%)
   temporary or
   emergency
   purposes

-  Fixed income
     securities:
   U.S. government                                       Yes
   securities

   Investment grade
   corporate bonds

   Junk bonds                See principal          See principal
                           investments, above     investments, above
   Pass-through                   Yes
   securities
-  Convertible                    Yes
   securities

-  Preferred stocks

-  Structured                      No                    Yes
   securities

-  Warrants                       Yes                     No

-  Rights                         Yes

-  Short-term                     Yes                    Yes
   investments

-  Defensive                                             Yes
   investments
-  Foreign securities          Yes (up to 25%)         see principal
                                                     investments, above




                               CASH MANAGEMENT      CORPORATE BOND           GLOBAL BOND
                            -------------------  -------------------   --------------------
   Currency                                                                      Yes
   Transactions
-  Illiquid securities       Yes (up to 10%)        Yes (up to 15%)        Yes (up to 15%)
-  Options and futures              No              Yes (up to 10%)              Yes
-  Forward                                                                       Yes
   Commitments
-  Dollar Rolls                     No                    Yes                    Yes

-  Zero-Coupon                      No              Yes (up to 35%)              Yes
   Bonds

-  Pay-in-Kind Bonds                No              Yes (up to 35%)               No

-  Deferred Interest                No                    Yes                    Yes
   Bonds

-  Firm Commitment                 Yes                    Yes                    Yes
   Agreements

-  When-Issued                     Yes                    Yes                    Yes
   /Delayed Delivery
   Transactions

-  Mortgage Swaps                   No                    Yes                    Yes

-  Securities Lending               No            Yes (up to 331/3%)      Yes (up to 331/3%)

-  Loan Participations              No                    No                      No


                                                      WORLDWIDE HIGH
                               HIGH-YIELD BOND             INCOME
                            -------------------    ---------------------
   Currency                         Yes
   Transactions
-  Illiquid securities        Yes (up to 15%)        Yes (up to 15%)
-  Options and futures              Yes                    Yes
-  Forward                          Yes                    Yes
   Commitments
-  Dollar Rolls                     Yes                     No

-  Zero-Coupon                      Yes                    Yes
   Bonds

-  Pay-in-Kind Bonds                Yes                    Yes

-  Deferred Interest                Yes                    Yes
   Bonds

-  Firm Commitment                  Yes                    Yes
   Agreements

-  When-Issued                      Yes                    Yes
   /Delayed Delivery
   Transactions

-  Mortgage Swaps                    No                     No

-  Securities Lending        Yes (up to 331/3%)     Yes (up to 331/3%)

-  Loan Participations               No                    Yes

                                                                                                                    WORLDWIDE HIGH
                           CASH MANAGEMENT      CORPORATE BOND           GLOBAL BOND           HIGH-YIELD BOND          INCOME
                        -------------------  -------------------   --------------------     -------------------   -----------------
What other potential                         -  credit quality      -  prepayment          -  prepayment          -  euro conversion
risks can affect the                         -  junk bonds          -  euro conversion     -  foreign exposure    -  illiquidity
Portfolio?                                   -  prepayment          -  emerging            -  euro conversion     -  derivatives
                                             -  foreign                markets             -  emerging            -  hedging
                                                exposure            -  illiquidity            markets
                                             -  euro conversion     -  derivatives         -  illiquidity
                                             -  emerging            -  hedging             -  derivatives
                                                markets                                    -  hedging
                                             -  illiquidity
                                             -  derivatives
                                             -  hedging

                     BALANCED OR ASSET ALLOCATION PORTFOLIOS

                            SUNAMERICA
                             BALANCED                 MFS TOTAL RETURN          ASSET ALLOCATION             UTILITY
                      ---------------------   ----------------------------    -------------------   ---------------------
What is the           conservation of         reasonable current income,       high total return    high current income and
Portfolio's           principal               long-term capital growth and     (including           moderate capital
investment goal?                              conservation of capital          income and           appreciation
                                                                               capital gains)
                                                                               consistent with
                                                                               preservation of
                                                                               capital over the
                                                                               long-term

What are the          a balanced portfolio    common stocks and fixed-         a diversified        equity and debt
Portfolio's           of stocks and bonds,    income securities, with an       portfolio that may   securities of utility
principal             with at least 25%       emphasis on income-              include common       companies
investments           invested in fixed       producing securities that        stocks and other
(under normal         income securities       appear to have some potential    securities with
market                                        for capital enhancement          common stock
conditions)?                                                                   characteristics,
                                                                               bonds and other
                                                                               intermediate and
                                                                               long-term fixed-
                                                                               income securities
                                                                               and money
                                                                               market
                                                                               instruments

What are the          -  stock and bond       -  stock and bond market         -  stock and bond    -  stock and bond
Portfolio's              market volatility       volatility                       market               market volatility
principal risks?      -  securities           -  securities selection             volatility        -  securities selection
                         selection            -  interest rate fluctuations    -  securities        -  interest rate
                      -  interest rate        -  credit quality                   selection            fluctuations
                         fluctuations         -  junk bonds                    -  interest rate     -  utility industry
                                                                                  fluctuations
                                                                               - credit quality
                                                                               - junk bonds


                            SUNAMERICA
                             BALANCED                 MFS TOTAL RETURN          ASSET ALLOCATION             UTILITY
                      ---------------------   ----------------------------    -------------------   ---------------------

What other
investment
strategies can the
Portfolio use?

-  Active trading               No                                                      No                      No

-  Borrowing for
   temporary or
   emergency                                                                        Yes (up to
   purposes             Yes (up to 331/3%)             Yes (up to 5%)                331/3%)            Yes (up to 331/3%)

-  Fixed income
    securities:

   U.S.                         Yes                         Yes                       [Yes]                     Yes
   government
   securities
   Investment                   Yes                         Yes                        Yes                      Yes
   grade
   corporate
   bonds

   Junk bonds                   No                    Yes (up to 35%)             Yes (up to 25%                No
                                                                                  of Portfolio's
                                                                                   fixed income
                                                                                   investments)
    Senior              Yes (at least 25%)
    securities

   Pass-through                 Yes                         Yes                        Yes
   securities

-  Convertible                  Yes                         Yes                        Yes
   securities

-  Preferred                    Yes                         Yes                                                 Yes
   stocks


                            SUNAMERICA
                             BALANCED                 MFS TOTAL RETURN          ASSET ALLOCATION             UTILITY
                      ---------------------   ----------------------------    -------------------   ---------------------

-  Small                  Yes (up to 20%)                   Yes                        Yes                      Yes
   company
   stocks

-  Hybrid                      [No]                         Yes                        Yes                     [No]
   instruments

   Structured                   No                           No                        Yes                      No
   securities

   Indexed                                                  Yes
   securities

-  Warrants                     Yes                         Yes                         No                      Yes

-  Rights                       Yes                         Yes

-  Short-term                   Yes                         Yes                        Yes                      Yes
   investments

-  Defensive                                                                                                    Yes
   investments

-  Foreign                      Yes                   Yes (up to 20%)                  Yes                      Yes
   securities

   Currency                                                 Yes                        Yes
   transactions

-  Illiquid               Yes (up to 15%)             Yes (up to 15%)            Yes (up to 15%)          Yes (up to 15%)
   securities

-  Options and                  Yes                         Yes                        Yes                      Yes
   futures

-  Forward                                                  Yes                        Yes
   Commitments

-  Dollar rolls                 Yes                         Yes                        Yes                      No

-  Zero-coupon
   bonds                        Yes                         Yes                        Yes                      No


                            SUNAMERICA
                             BALANCED                 MFS TOTAL RETURN          ASSET ALLOCATION             UTILITY
                      ---------------------   ----------------------------    -------------------   ---------------------

-  Pay-in-kind
   bonds                        No                          Yes                         No                      No

-  Deferred
   interest bonds               Yes                         Yes                        Yes                      No

-  Firm
   commitment
   agreements                   Yes                         Yes                        Yes                      Yes

-  When-issued/
   delayed-
   delivery
   transactions                 Yes                         Yes                        Yes                      Yes

-  Mortgage
   swaps                        No                          Yes                        Yes                      No

-  Securities                                                                       Yes (up to
   lending              Yes (up to 33 1/3%)          Yes (up to 33 1/3%)             33 1/3%)           Yes (up to 33 1/3%)

-  Loan                         No                          Yes                         No                      No
   participations

What other            -  prepayment           -  credit quality                -  credit quality    -  [prepayment]
potential risks       -  foreign exposure     -  junk bonds                    -  junk bonds        -  foreign exposure
can affect the        -  euro conversion      -  prepayment                    -  prepayment        -  euro conversion
Portfolio?            -  emerging markets     -  foreign exposure              -  foreign           -  emerging markets
                      -  illiquidity          -  euro conversion                  exposure          -  illiquidity
                      -  derivatives          -  emerging markets              -  euro              -  derivatives
                      -  hedging              -  illiquidity                      conversion        -  hedging
                                              -  derivatives                   -  emerging
                                              -  hedging                          markets
                                                                               -  illiquidity
                                                                               -  derivatives
                                                                               -  hedging

                                EQUITY PORTFOLIOS

                                                                  GROWTH-            FEDERATED
                         EQUITY INCOME       EQUITY INDEX          INCOME              VALUE
                       ------------------  ----------------  ------------------  -----------------
What is the            long-term           investment        growth of           growth of
Portfolio's            capital             results that      capital and         capital and
investment goal?       appreciation and    correspond        income              income
                       income              with the
                                           performance
                                           of the S&P
                                           500 Index

What are the           equity securities   common            common stocks       securities of
Portfolio's            expected to pay     stocks            or securities that  the 100
principal              above-average       included in       demonstrate the     companies
investments (under     dividends           the S&P 500       potential for       contained in
normal market                                                appreciation        "The Leaders
conditions)?                                                 and/or dividends    List," a list of
                                                                                 100 blue chip
                                                                                 companies
                                                                                 selected by the
                                                                                 Portfolio's
                                                                                 Subadviser

What are the           -  stock market     -  stock          -  stock market     -  stock market
Portfolio's               volatility          market            volatility          volatility
principal risks?       -  securities          volatility     -  securities       -  securities
                          selection        -  disciplined       selection           selection
                                              strategy       -  small market
                                                                capitalization

What other
investment
strategies can the
Portfolio use?
-  Active trading                                                    No                 No


                         VENTURE VALUE         "DOGS" OF WALL STREET        ALLIANCE GROWTH
                      --------------------  --------------------------   --------------------
What is the           growth of capital     total return (including       long-term growth
Portfolio's                                 capital appreciation and      of capital
investment goal?                            current income)





What are the          common stocks         30 high-yielding stocks       common stocks
Portfolio's           generally issued      through a passively           or securities with
principal             by companies with     managed strategy              common stock
investments (under    market                                              characteristics
normal market         capitalizations in                                  that its
conditions)?          excess of $250                                      Subadviser
                      million                                             believes have the
                                                                          potential for
                                                                          appreciation



What are the          -  stock market       -  stock market volatility    -  stock market
Portfolio's              volatility         -  disciplined strategy          volatility
principal risks?      -  securities         -  non-diversification        -  securities
                         selection                                           selection
                                                                          -  small market
                                                                             capitalization

What other
investment
strategies can the
Portfolio use?
-  Active trading              No                        No                        No

                                                                  GROWTH-            FEDERATED
                         EQUITY INCOME       EQUITY INDEX          INCOME              VALUE
                       ------------------  ----------------  ------------------  -----------------
-  Borrowing for
   temporary or
   emergency               Yes (up to         Yes (up to         Yes (up to         Yes (up to
   purposes                 33 1/3%)           33 1/3%)           33 1/3%)            33 1/3%)

-  Fixed income
    securities:

   U.S.                       Yes                                   Yes                 Yes
   government
   securities

   Investment                 Yes                                   Yes                 Yes
   grade corporate
   bonds

   Junk bonds                 Yes                 No                 No                 No

-  Convertible                Yes                                   Yes
   securities

-  Preferred stocks           Yes                                   Yes                 Yes

-  Small company              Yes                Yes                Yes                 Yes
   stocks

-  Warrants                    No                 No                 No                 Yes

-  Short-term                 Yes                Yes                Yes                 Yes
   investments

-  Defensive                  Yes                Yes                Yes                 Yes
   investments

-  Foreign              Yes (up to 25%)          Yes                Yes                 Yes
   securities

   Currency
   transactions



                          VENTURE VALUE         "DOGS" OF WALL STREET        ALLIANCE GROWTH
                       --------------------  --------------------------   --------------------
-  Borrowing for
   temporary or
   emergency                                                                    Yes (up to
   purposes             Yes (up to 33 1/3%)       Yes (up to 33 1/3%)            33 1/3%)

-  Fixed income
    securities:                                                                    Yes

   U.S.                                                                            Yes
   government
   securities

   Investment
   grade corporate
   bonds

   Junk bonds                   No                        No                       Yes

-  Convertible                                                                     Yes
   securities

-  Preferred stocks                                                                Yes

-  Small company               Yes                       Yes                       Yes
   stocks

-  Warrants                     No                        No                        No

-  Short-term                  Yes                       Yes                       Yes
   investments

-  Defensive                   Yes                                                 Yes
   investments

-  Foreign                     Yes                       Yes                 Yes (up to 25%)
   securities

   Currency                    Yes                                                 Yes
   transactions

                                                                  GROWTH-            FEDERATED
                         EQUITY INCOME       EQUITY INDEX          INCOME              VALUE
                       ------------------  ----------------  ------------------  -----------------

-  Illiquid             Yes (up to 15%)       Yes (up to      Yes (up to 15%)       Yes (up to
   securities                                    15%)                                  15%)
-  Options and           Yes [futures?]       Yes (up to            Yes                 Yes
   futures                                       20%)
-  Forward                                                          Yes
   commitments
-  Other registered           Yes
   investment
   companies

-  Zero-coupon
   bonds                       No                 No                 No                  No

-  Deferred                    No                 No
   interest bonds                                                    No                 No

-  Firm
   commitment
   agreements                                                       Yes                 Yes

-  When-issued/
   delayed-
   delivery
   transactions                                                     Yes                 Yes

-  Securities              Yes (up to         Yes (up to         Yes (up to         Yes (up to
   lending                  33 1/3%)           33 1/3%)           33 1/3%)            33 1/3%)


                       VENTURE VALUE         "DOGS" OF WALL STREET        ALLIANCE GROWTH
                    --------------------  --------------------------   --------------------

-  Illiquid           Yes (up to 15%)           Yes (up to 15%)           Yes (up to 15%)
   securities
-  Options and              Yes                       Yes                       Yes
   futures
-  Forward                  Yes                                                 Yes
   commitments
-  Other registered   Yes (up to 10%)
   investment
   companies

-  Zero-coupon
   bonds                    Yes                        No                       Yes

-  Deferred
   interest bonds           Yes                        No

-  Firm
   commitment
   agreements               Yes                       Yes                       Yes

-  When-issued/
   delayed-
   delivery
   transactions             Yes                       Yes                       Yes

-  Securities                                                           Yes (up to
   lending           Yes (up to 33 1/3%)       Yes (up to 33 1/3%)      33 1/3%)

                                                                  GROWTH-            FEDERATED
                         EQUITY INCOME       EQUITY INDEX          INCOME              VALUE
                       ------------------  ----------------  ------------------  -----------------
What other             -  credit quality   -  foreign        -  foreign          -  foreign
potential risks can    -  junk bonds          exposure          exposure            exposure
affect the             -  foreign          -  euro           -  euro             -  euro
Portfolio?                exposure            conversion        conversion          conversion
                       -  euro             -  emerging       -  emerging         -  emerging
                          conversion          markets           markets             markets
                       -  emerging         -  derivatives    -  illiquidity      -  illiquidity
                          markets          -  hedging        -  derivatives      -  derivatives
                       -  derivatives                        -  hedging          -  hedging
                       -  hedging


                           VENTURE VALUE         "DOGS" OF WALL STREET        ALLIANCE GROWTH
                        --------------------  --------------------------   --------------------
What other              -  foreign            -  foreign exposure           -  foreign
potential risks can        exposure           -  euro conversion               exposure
affect the              -  euro conversion    -  emerging markets           -  euro
Portfolio?              -  emerging           -  illiquidity                   conversion
                           markets            -  derivatives                -  emerging
                        -  illiquidity        -  hedging                       markets
                        -  derivatives                                      -  illiquidity
                        -  hedging                                          -  derivatives
                                                                            -  hedging



                               MFS GROWTH            PUTNAM
                               AND INCOME            GROWTH            REAL ESTATE
                          ------------------  -----------------   ------------------
What is the Portfolio's   reasonable           long-term           total return
investment goal?          current income       growth of           through a
                          and long-term        capital             combination of
                          growth of capital                        growth and
                          and income                               income

What are the               equity securities   common stocks       securities of
Portfolios' principal                          or securities       companies
investments (under                             with common         principally
normal market                                  stock               engaged in or
conditions)?                                   characteristics     related to the
                                               that its            real estate
                                               Subadviser          industry or that
                                               believes have       own significant
                                               above-average       real estate assets
                                               growth              or that primarily
                                               prospects           invest in real
                                                                   estate financial
                                                                   instruments

What are the              -  stock market      -  stock market     -  stock market
Portfolio's principal        volatility           volatility          volatility
risks?                    -  securities        -  securities       -  securities
                             selection            selection           selection
                                               -  small market     -  real estate
                                                  capitalization      industry

What other investment
strategies can
the Portfolio use?

-  Active trading                                      No                  No

-  Borrowing for                                   Yes (up to          Yes (up to
   temporary or                                      33 1/3%)            33 1/3%)
   emergency                   Yes (up to
   purposes                     33 1/3%)

                                 SMALL
                                COMPANY           MFS MID-CAP           AGGRESSIVE
                                 VALUE               GROWTH              GROWTH
                         ----------------    ------------------   -------------------
What is the Portfolio's   capital             long-term growth     capital
investment goal?          appreciation        of capital           appreciation




What are the              equity securities   equity securities    equity securities
Portfolios' principal     of small            of companies         of small
investments (under        capitalization      with medium          capitalization
normal market             companies           market               growth
conditions)?                                  capitalization that  companies
                                              its Subadviser
                                              believes to have
                                              above-average
                                              growth potential





What are the              -  stock market     -  stock market      -  stock market
Portfolio's principal        volatility          volatility           volatility
risks?                    -  securities       -  securities        -  securities
                             selection           selection            selection
                          -  small market     -  non-              -  small market
                             capitalization      diversification      capitalization

What other investment
strategies can
the Portfolio use?

-  Active trading                                                          Yes

-  Borrowing for              Yes (up to           Yes (up to          Yes (up to
   temporary or                 33 1/3%)            33 1/3%)             33 1/3%)
   emergency
   purposes


                               MFS GROWTH            PUTNAM
                               AND INCOME            GROWTH            REAL ESTATE
                          ------------------  -----------------   ------------------
-  Fixed income
    securities:

   U.S. government                                     Yes
   securities

   Investment grade               Yes                                      Yes
   corporate bonds

   Junk bonds                      No                  Yes           Yes (up to 5%)

-  Convertible                    Yes                  Yes                 Yes
   securities

-  Preferred stocks               Yes                  Yes

-  Small company                                       Yes                 Yes
   stocks

-  Warrants                       Yes                  Yes                 Yes

-  Rights                         Yes

-  Short-term                     Yes                  Yes
   investments

-  Defensive                      Yes                  Yes                 Yes
   investments

-  Foreign securities       Yes (up to 35%)      Yes (up to 25%)           Yes

   Currency                       Yes
   transactions

-  Illiquid securities      Yes (up to 15%)      Yes (up to 15%)     Yes (up to 15%)

-  Options and futures            Yes                  Yes                 Yes

-  Forward                        Yes
   commitments

                                  SMALL
                                 COMPANY           MFS MID-CAP           AGGRESSIVE
                                  VALUE               GROWTH              GROWTH
                          ----------------    ------------------   -------------------
-  Fixed income
    securities:

   U.S. government                 Yes
   securities

   Investment grade                Yes                                      Yes
   corporate bonds

   Junk bonds                      Yes           Yes (up to 20%)            No

-  Convertible
   securities

-  Preferred stocks                Yes

-  Small company              see principal            Yes                  Yes
   stocks                      investments
                                  above

-  Warrants                        No                   No                  Yes

-  Rights                                               No

-  Short-term                      Yes                 Yes
   investments

-  Defensive                       Yes
   investments

-  Foreign securities        Yes (up to 25%)     Yes (up to 35%)            Yes
   Currency                                            Yes
   transactions

-  Illiquid securities       Yes (up to 15%)     Yes (up to 15%)      Yes (up to 15%)

-  Options and futures       Yes (futures?)            Yes                  Yes

-  Forward                                             Yes
   commitments


                               MFS GROWTH            PUTNAM
                               AND INCOME            GROWTH            REAL ESTATE
                          ------------------  -----------------   ------------------

-  REITs                                                                   Yes

-  Other registered
   investment
   companies

-  Dollar rolls                   Yes                  No                  No

-  Zero-coupon bonds              Yes                  No                  No

-  Pay-in-kind bonds

-  Deferred interest
   bonds

-  Firm commitment                Yes                  Yes                 Yes
   agreements

-  When-issued/                   Yes                  Yes                 Yes
   delayed-delivery
   transactions

-  Securities lending       Yes (up to 25%)        Yes (up to          Yes (up to
                                                    33 1/3%)            33 1/3%)


What other potential      -  foreign           -  foreign          -  credit quality
risks can affect the         exposure             exposure         -  junk bonds
Portfolio?                -  euro              -  euro             -  prepayment
                             conversion           conversion       -  foreign
                          -  emerging          -  emerging            exposure
                             markets              markets          -  euro
                          -  illiquidity       -  illiquidity         conversion
                          -  derivatives       -  derivatives      -  emerging
                          -  hedging           -  hedging             markets
                                                                   -  illiquidity
                                                                   -  derivatives

                                SMALL
                               COMPANY           MFS MID-CAP           AGGRESSIVE
                                VALUE               GROWTH              GROWTH
                        ----------------    ------------------   -------------------

-  REITs

-  Other registered              Yes
   investment
   companies

-  Dollar rolls                  No                  Yes                  No

-  Zero-coupon bonds             No                  Yes                  No

-  Pay-in-kind bonds

-  Deferred interest
   bonds

-  Firm commitment                                   Yes                  Yes
   agreements

-  When-issued/                  Yes                 Yes                  Yes
   delayed-delivery
   transactions

-  Securities lending        Yes (up to           Yes (up to          Yes (up to
                              33 1/3%)            33 1/3%)             33 1/3%)


What other potential     -  credit quality   -  credit quality    -  foreign
risks can affect the     -  junk bonds       -  junk bonds           exposure
Portfolio?               -  foreign          -  foreign           -  euro
                            exposure            exposure             conversion
                         -  euro             -  euro              -  emerging
                            conversion          conversion           markets
                         -  emerging         -  emerging          -  illiquidity
                            markets             markets           -  derivatives
                         -  derivatives      -  derivatives       -  hedging
                         -  hedging          -  hedging


                            INTERNATIONAL PORTFOLIOS

                              INTERNATIONAL                                         INTERNATIONAL
                                GROWTH AND                                           DIVERSIFIED                  EMERGING
                                  INCOME                GLOBAL EQUITIES                EQUITIES                   MARKETS
                          ----------------------     ----------------------     ----------------------     ----------------------
What is the Portfolio's   growth of capital          long-term growth           long-term capital          long-term capital
investment goal?          and (secondarily)          of capital                 appreciation               appreciation
                          current income

What are the              common stocks              common stocks or           common stocks of           common stocks and
Portfolios' principal     traded on markets          securities of U.S.         foreign issuers that,      other equity
investments (under        outside the U.S.           and foreign issuers        in the aggregate,          securities of
normal market                                        with common stock          replicate broad            companies that its
conditions)?                                         characteristics that       country indices            Subadviser believes
                                                     demonstrate the                                       have above-average
                                                     potential for                                         growth prospectus
                                                     appreciation and                                      primarily in
                                                     transactions in                                       emerging markets
                                                     foreign currencies                                    outside the United
                                                                                                           States.

What are the              -  stock market            -  stock market            -  stock market            -  stock market
Portfolio's principal        volatility                 volatility                 volatility                 volatility
risks?                    -  securities              -  securities              -  securities              -  securities
                             selection                  selection                  selection                  selection
                          -  foreign exposure        -  foreign exposure        -  disciplined             -  foreign exposure
                          -  emerging                                              strategy                -  emerging
                             markets                                            -  foreign exposure           markets
                          -  small market                                       -  non-
                             capitalization                                        diversification

What other investment
strategies can the
Portfolio use?

-  Active trading                   No                         No                         No                         No

                              INTERNATIONAL                                              INTERNATIONAL
                                GROWTH AND                                                DIVERSIFIED                 EMERGING
                                  INCOME                     GLOBAL EQUITIES                EQUITIES                  MARKETS
                          ----------------------          ---------------------     ----------------------      ------------------
-  Borrowing for           Yes (up to 33 1/3%)         Yes (up to 33 1/3%)         Yes (up to 33 1/3%)         Yes (up to 33 1/3%)
   temporary or
   emergency
   purposes

-  Fixed income securities:

   U.S. government                 Yes
   securities
   Investment grade                Yes                                                                                 Yes
   corporate bonds
   Junk bonds                      Yes                          No                          No                         Yes

-  Convertible                     Yes                         Yes                         Yes                         Yes
   securities

-  Preferred stocks                Yes                         Yes                                                     Yes

-  Small company                   Yes                         Yes                         Yes                         Yes
   stocks

-  Structured                      Yes                          No                          No                         Yes
   securities

-  Warrants                        Yes                          No                         Yes                          No

-  Rights                                                                                  Yes

-  Short-term                      Yes                         Yes                         Yes                         Yes
   investments

-  Defensive                       Yes                         Yes                         Yes
   investments

-  Foreign securities         see principal               see principal               see principal                see principal
                            investments above           investments above           investments above             investments above

   Currency                                                     Yes
   transactions



                              INTERNATIONAL                                              INTERNATIONAL
                                GROWTH AND                                                DIVERSIFIED                 EMERGING
                                  INCOME                     GLOBAL EQUITIES                EQUITIES                  MARKETS
                          ----------------------          ---------------------     ----------------------      -------------------
-  Illiquid securities       Yes (up to 15%)              Yes (up to 15%)              Yes (up to 15%)              Yes (up to 15%)

-  Options and futures             Yes                          Yes                          Yes                          Yes

-  Forward                         Yes                          Yes                          Yes                          Yes
   commitments

-  Other registered                                                                          Yes
   investment
   companies

-  Firm commitment                 Yes                          Yes                          Yes                          Yes
   agreements

-  When-issued                     Yes                          Yes                          Yes                          Yes
   /delayed delivery
   transactions

-  Securities lending      Yes (up to 33 1/3%)          Yes (up to 33 1/3%)          Yes (up to 33 1/3%)         Yes (up to 33 1/3%)

What other potential      -  credit quality            -  euro conversion           -  euro conversion           -  credit quality
risks can affect the      -  junk bonds                -  emerging                  -  emerging                  -  junk bonds
Portfolio?                -  prepayment                   markets                      markets                   -  euro conversion
                          -  euro conversion           -  illiquidity               -  illiquidity               -  illiquidity
                          -  illiquidity               -  derivatives               -  derivatives               -  derivatives
                          -  derivatives               -  hedging                   -  hedging                   -  hedging
                          -  hedging

GLOSSARY

INVESTMENT TERMINOLOGY

ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. During periods of increased market volatility, active trading may be more pronounced.

The Fund may BORROW for temporary or emergency purposes including to meet redemptions. Borrowing will cost the Fund interest expense and other fees.

FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. INVESTMENT GRADE refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's. A "JUNK BOND" is a high yield, high risk bond that does not meet the credit quality standards of investment grade securities.

U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include "mortgage-backed securities," "collateralized mortgage obligations," "commercial mortgage-backed securities," and "asset-backed securities."

CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

PREFERRED STOCK is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.

SMALL COMPANY STOCKS have a capitalization of under $1 billion.

HYBRID INSTRUMENTS, such as INDEXED and STRUCTURED SECURITIES, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant. RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

FOREIGN SECURITIES are issued by companies located outside of the United States, including developing countries or emerging markets. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement.

DOLLAR ROLLS are instruments in which a Portfolio sells mortgage or other asset-backed securities ("Roll Securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

A Portfolio may invest in OTHER REGISTERED INVESTMENT COMPANIES, which are registered in accordance with the federal securities laws.

ZERO-COUPON AND DEFERRED INTEREST BONDS are debt obligations that are issued or purchased at a significant discount from face value. PAY-IN-KIND BONDS are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates than do debt obligations.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

MORTGAGE SWAPS represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

By purchasing a LOAN PARTICIPATION, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

RISK TERMINOLOGY

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

DISCIPLINED STRATEGY: A Portfolio following a disciplined strategy will not deviate from its passively managed strategy. In the case of "DOGS" OF WALL STREET PORTFOLIO, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.

NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

EURO CONVERSION: Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. SunAmerica is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Portfolios. There can be no assurance that a Portfolio will not suffer any adverse consequences as a result of the euro conversion.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation, or the United Nations or its authorities has determined to have a low or middle income economy. While emerging market countries may change over time depending on market and economic conditions - and while the list of each Portfolio Manager may vary - at present emerging market countries are generally considered to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. The risks attendant to foreign exposure are heightened in an emerging market country. Historical experience indicates that the markets of emerging countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the 1940 Act.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, there is a risk that changes in the value of the contract will not match those of the hedged position. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. Examples of hedging strategies are:

         - Long Hedge - Strategy in which an investor locks in a future price on a security/index by buying a futures contract.

         - Neutral Hedge - Strategy that is designed to provide the highest expected return on a portfolio of securities assuming that the price of a particular investment in the portfolio remains constant.

         - Perfect Hedge - a hedge whose change in value is equal to the change in value of the underlying security, positive or negative.

         - Short Hedge - Strategy designed to reduce the risk of a decline in value of a security / index without requiring ownership of that security.

MANAGEMENT

MANAGER SunAmerica Asset Management Corp. provides investment advice and management services to the Trust. SunAmerica selects the Subadvisers for Portfolios and manages certain Portfolios. SunAmerica may terminate any agreement with another Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. SunAmerica does not presently rely on this exemptive order. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

SunAmerica's Fixed Income Investment Team has been responsible for managing the CASH MANAGEMENT PORTFOLIO, HIGH-YIELD BOND PORTFOLIO and the fixed-income component of the SUNAMERICA BALANCED PORTFOLIO since October 1996.

The Domestic Equity Investment Team is responsible for managing the AGGRESSIVE GROWTH PORTFOLIO, the equity component of the SUNAMERICA BALANCED PORTFOLIO and the "DOGS" OF WALL STREET PORTFOLIO.

For the fiscal year ended November 30, 1998, each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:


                        PORTFOLIO                                    FEE
                        ---------                                    ---
CASH MANAGEMENT PORTFOLIO
CORPORATE BOND PORTFOLIO
GLOBAL BOND PORTFOLIO
HIGH-YIELD BOND PORTFOLIO
WORLDWIDE HIGH INCOME PORTFOLIO
SUNAMERICA BALANCED PORTFOLIO
MFS TOTAL RETURN PORTFOLIO
ASSET ALLOCATION PORTFOLIO
EQUITY INCOME PORTFOLIO
UTILITY PORTFOLIO
EQUITY INCOME PORTFOLIO
EQUITY INDEX PORTFOLIO
GROWTH-INCOME PORTFOLIO

FEDERATED VALUE PORTFOLIO
VENTURE VALUE PORTFOLIO
"DOGS" OF WALL STREET PORTFOLIO
ALLIANCE GROWTH PORTFOLIO
MFS GROWTH AND INCOME PORTFOLIO
PUTNAM GROWTH PORTFOLIO
REAL ESTATE PORTFOLIO
SMALL COMPANY VALUE PORTFOLIO
MFS MID-CAP GROWTH PORTFOLIO
AGGRESSIVE GROWTH PORTFOLIO
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
GLOBAL EQUITIES PORTFOLIO
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
EMERGING MARKETS PORTFOLIO

The Trust's fee rates changed with respect to ALLIANCE GROWTH PORTFOLIO, MFS TOTAL RETURN PORTFOLIO and MFS GROWTH AND INCOME PORTFOLIO, effective December 30, 1998. As of that date, SunAmerica's fee with respect to such Portfolios and the MFS MID-CAP GROWTH PORTFOLIO as a percentage of average net assets, including breakpoints, is as follows:

                        PORTFOLIO                                 FEE
                        ---------                                 ---
                                                        (including breakpoints)
MFS TOTAL RETURN PORTFOLIO
ALLIANCE GROWTH PORTFOLIO
MFS GROWTH AND INCOME PORTFOLIO
MFS MID-CAP GROWTH PORTFOLIO

SunAmerica compensated the various Subadvisers out of the advisory fees that it received from the respective Portfolios.

In addition to managing the Trust, SunAmerica, a Delaware corporation organized in 1982, serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Style Select Series, Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Equity Funds. SunAmerica managed, advised or administered assets of approximately of $15 billion as of October 31, 1998. SunAmerica is located in The SunAmerica Center, 733 Third Avenue, New York, NY 10017.

Information about Subadvisers

SunAmerica has retained unaffiliated Subadvisers to manage certain Portfolios. The Subadvisers and Portfolio Managers are identified in the following chart, and the experience of, and other information about, each Subadviser follows the chart:

Portfolio               Subadviser              Name, Title and Affiliation          Experience
---------               ----------              of Portfolio Manager                 ----------
                                                --------------------------
CORPORATE               Federated               Joseph M. Balestrino                 Mr. Balestrino joined
BOND PORTFOLIO          Investment              Co-Portfolio Manager and             Federated Investors, Inc.
                        Counseling              Vice President                       ("Federated Investors") an
                        ("Federated")                                                affiliate of Federated, in
                                                                                     1986 as _____. Mr.
                                                                                     Balestrino served as an
                                                                                     Assistant Vice President
                                                                                     of Federated Advisers
                                                                                     from 1991 to 1995.  Mr.
                                                                                     Balestrino is a Chartered
                                                                                     Financial Analyst.

                        Federated               Mark E. Durbiano                     Mr. Durbiano joined
                                                Co-Portfolio Manager                 Federated Investors in
                                                Senior Vice President                1982 as ____. From 1988
                                                                                     through 1995, Mr.
                                                                                     Durbiano was a Vice
                                                                                     President of Federated
                                                                                     Advisers. Mr. Durbiano is
                                                                                     a Chartered Financial
                                                                                     Analyst.


Portfolio               Subadviser              Name, Title and Affiliation          Experience
---------               ----------              of Portfolio Manager                 ----------
                                                --------------------------

GLOBAL BOND             Goldman Sachs           Stephen C. Fitzgerald                Mr. Fitzgerald, an
PORTFOLIO               Asset                   Co-Portfolio Manager                 Executive Director and
                        Management-                                                  Chief Investment Officer
                        International                                                for international fixed
                        ("GSAM-                                                      income in the London
                        International")                                              office since ____, joined
                                                                                     GSAM-International in
                                                                                     1992 as ____.

                        GSAM-                   Andrew F. Wilson                     Mr. Wilson, an Executive
                        International           Co-Portfolio Manager                 Director and Portfolio
                                                                                     Manager for international
                                                                                     fixed income in the London
                                                                                     office, joined
                                                                                     GSAM-International in December
                                                                                     1995 as ____. Prior to joining
                                                                                     GSAM-International, Mr. Wilson
                                                                                     spent three years, from ___ to
                                                                                     ____, as an Assistant Director
                                                                                     of Rothschild Asset
                                                                                     Management, where he was
                                                                                     responsible for managing
                                                                                     global and international bond
                                                                                     portfolios, with specific
                                                                                     focus on the U.S., Canadian,
                                                                                     Australian and Japanese
                                                                                     economies.

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
WORLDWIDE                Morgan Stanley           Robert Angevine                       Mr. Angevine is a
HIGH INCOME              Dean Witter              Co-Portfolio Manager                  principal of Morgan
PORTFOLIO                Investment                                                     Stanley & Co.
                         Management                                                     Incorporated ("Morgan
                         ("MSDW                                                         Stanley") and a portfolio
                         Investment                                                     manager of MSDW
                         Management")                                                   Investment Management's
                                                                                        high yield investments. He
                                                                                        joined the firm in 1988 as
                                                                                        ____.
----------------------------------------------------------------------------------------------------------------------------
                         MSDW                     Paul Ghaffari                         Mr. Ghaffari has been a
                         Investment               Co-Portfolio Manager                  managing director of
                         Management                                                     Morgan Stanley
                                                                                        since ____ and a portfolio
                                                                                        manager of MSDW Investment
                                                                                        Management's emerging
                                                                                        market debt instruments
                                                                                        since ____. He joined the
                                                                                        firm in 1983 as ____.
----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL                Massachusetts            David M. Calabro                      Mr. Calabro has been the
RETURN                   Financial                Vice President and                    head of the portfolio
PORTFOLIO                Services                 Portfolio Manager (MFS)               management team since
                         Company                                                        ____ and a manager of the
                         ("MFS")                                                        Portfolio's common stock
                                                                                        investments since ____.
                                                                                        Mr. Calabro has been
                                                                                        employed by MFS as a
                                                                                        portfolio manager since
                                                                                        1992 and served as an
                                                                                        analyst and sector
                                                                                        portfolio manager with
                                                                                        Fidelity Investments from
                                                                                        ___ to _____.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         MFS                      Geoffry L. Kurinsky                   Mr. Kurinsky, the
                                                  Senior Vice President and             manager of the Portfolio's
                                                  Portfolio Manager                     fixed income securities
                                                                                        since ____, has been
                                                                                        employed by MFS as a
                                                                                        portfolio manager since
                                                                                        1987.
----------------------------------------------------------------------------------------------------------------------------
                         MFS                      Judith N. Lamb                        Ms. Lamb, the manager of
                                                  Vice President and                    the Portfolio's convertible
                                                  Portfolio Manager                     securities since ____, has
                                                                                        been employed by MFS as a
                                                                                        portfolio manager since
                                                                                        1992 and served as an
                                                                                        analyst with Fidelity
                                                                                        Investments from ___ to
                                                                                        ___.
----------------------------------------------------------------------------------------------------------------------------
                         MFS                      Lisa B. Nurme                         Ms. Nurme, a manager of
                                                  Vice President and                    the Portfolio's common
                                                  Portfolio Manager                     stock investments since
                                                                                        ____, has been employed
                                                                                        by MFS as a portfolio
                                                                                        manager since 1987.
----------------------------------------------------------------------------------------------------------------------------
                         MFS                      Maura A. Shaughnessy                  Ms. Shaughnessy, a
                                                  Vice President and                    manager of the Portfolio's
                                                  Portfolio Manager                     common stock
                                                                                        investments since ____, has
                                                                                        been employed by MFS as a
                                                                                        portfolio manager since
                                                                                        1991 and served as an
                                                                                        analyst with Harvard
                                                                                        Management Company from ___
                                                                                        to ____.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
ASSET                    Goldman Sachs            Greg Gigliotti                        Mr. Gigliotti joined
ALLOCATION               Asset                    Co-Portfolio Manager and              GSAM in 1997 as ____.
PORTFOLIO                Management               Vice President                        From 1996 to 1997 he
(equity portion)         ("GSAM")                                                       was a Vice President and
                                                                                        senior analyst at Franklin
                                                                                        Mutual Advisors, Inc., the
                                                                                        asset management division
                                                                                        of Franklin Resources, Inc.
                                                                                        From 1989 to 1996 he was a
                                                                                        Vice President and senior
                                                                                        analyst at Heine Securities
                                                                                        Corporation which was
                                                                                        purchased by Franklin
                                                                                        Resources, Inc.
----------------------------------------------------------------------------------------------------------------------------
                         GSAM                     Thomas S. Price                       Mr. Price joined GSAM
                                                  Co-Portfolio Manager and              in 1997 as ____.  From
                                                  Vice President                        1996 to 1997 he was Vice
                                                                                        President and senior
                                                                                        analyst at Franklin Mutual
                                                                                        Advisors, Inc., the asset
                                                                                        management division of
                                                                                        Franklin Resources, Inc.
                                                                                        From 1993 to 1996 he was a
                                                                                        Vice President and senior
                                                                                        analyst at Heine Securities
                                                                                        Corporation which was
                                                                                        purchased by Franklin
                                                                                        Resources, Inc.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         GSAM                     Lawrence S. Sibley                    Mr. Sibley joined GSAM
                                                  Co-Portfolio Manager and              in 1997 as _____.  From
                                                  Vice President                        1994 to 1997 he headed
                                                                                        Institutional Equity Sales
                                                                                        at J.P. Morgan Securities
                                                                                        and from 1987 to 1994, he
                                                                                        was a principal of Sanford
                                                                                        C. Bernstein & Co. in its
                                                                                        Institutional Sales
                                                                                        Department.
----------------------------------------------------------------------------------------------------------------------------
                         GSAM                     Karma Wilson                          Ms. Wilson joined GSAM
                                                  Co-Portfolio Manager and              in 1994 as ____.  Prior to
                                                  Vice President                        1994, she was an
                                                                                        investment analyst with
                                                                                        Bankers Trust Australia
                                                                                        Ltd.  From ____ to 1992
                                                                                        she was employed at
                                                                                        Arthur Andersen LLP as
                                                                                        _____.
----------------------------------------------------------------------------------------------------------------------------
ASSET                    GSAM                     Jonathan A. Beinner                   Mr. Beinner has been
ALLOCATION                                        Co-Portfolio Manager and              Head of GSAM's U.S.
PORTFOLIO (fixed                                  Managing Director                     Fixed Income Department
income portion)                                                                         since ____.  He joined the
                                                                                        Funds Group in 1990 as
                                                                                        ____.
----------------------------------------------------------------------------------------------------------------------------
                         GSAM                     Richard C. Lucy                       Mr. Lucy has been Vice
                                                  Co-Portfolio Manager and              President of Goldman,
                                                  Vice President                        Sachs and Co.'s Fixed
                                                                                        Income Department since
                                                                                        ____.  He joined the
                                                                                        Funds Group as _____ in
                                                                                        1992.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
UTILITY                  Federated                Linda A. Duessel                      Ms. Duessel joined
PORTFOLIO                                         Portfolio Manager and                 Federated Investors in
                                                  Vice President                        1991 as _____. She was
                                                                                        an Assistant Vice
                                                                                        President of Federated
                                                                                        Advisers from 1991 until
                                                                                        1995. Ms. Duessel is a
                                                                                        Certified Public
                                                                                        Accountant and a
                                                                                        Chartered Financial
                                                                                        Analyst.
----------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME            First American           Gerald C. Bren                        Mr. Bren joined First
PORTFOLIO                Asset                    Co-Portfolio Manager                  American in 1972 as an
                         Management                                                     investment analyst. He
                         ("First                                                        received his master's
                         American")                                                     degree in business
                                                                                        administration from the
                                                                                        University of Chicago.
                                                                                        He is a Chartered
                                                                                        Financial Analyst.
----------------------------------------------------------------------------------------------------------------------------
                         First American           James Doak                            Mr. Doak joined First
                                                  Portfolio Manager                     American in 1982 as ____
                                                                                        after serving for two
                                                                                        years, from ___ to ____ as
                                                                                        Vice President of INA
                                                                                        Capital Advisors and ten
                                                                                        years, from ___ to ____, as
                                                                                        Vice President of
                                                                                        Loomis-Sayles & Co. Mr.
                                                                                        Doak received his
                                                                                        bachelor's degree from
                                                                                        Brown University and his
                                                                                        master's degree in business
                                                                                        administration from Wharton
                                                                                        School of Business. He is a
                                                                                        Chartered Financial
                                                                                        Analyst.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         First American           Albin S. Dubiak                       Mr. Dubiak began his
                                                  Portfolio Manager                     investment career as a
                                                                                        security trader with The
                                                                                        First National Bank of
                                                                                        Chicago in 1963 before
                                                                                        joining First American as
                                                                                        an investment analyst in
                                                                                        1969. Mr. Dubiak received
                                                                                        his bachelor's degree from
                                                                                        Indiana University and his
                                                                                        master's degree in business
                                                                                        administration from the
                                                                                        University of Arizona.
----------------------------------------------------------------------------------------------------------------------------
                         First American           Cori B. Johnson                       Ms. Johnson joined First
                                                  Portfolio Manager                     American in 1991 as a
                                                                                        securities analyst.   She
                                                                                        received her bachelor's
                                                                                        degree from Concordia
                                                                                        College and her master's
                                                                                        degree in business
                                                                                        administration from the
                                                                                        University of Minnesota.
                                                                                        She is a Chartered
                                                                                        Financial Analyst.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         First American           John M. Murphy                        Mr. Murphy has been
                                                  Chief Investment Officer              Chief Investment Officer
                                                  (First American)                      of First American since
                                                                                        ___.  He joined the
                                                                                        Subadviser in 1984 as
                                                                                        ____.  He has more than
                                                                                        30 years in the investment
                                                                                        management field as a
                                                                                        ______ and served with
                                                                                        Investment Advisers, Inc.
                                                                                        as ___ from ___ to ___
                                                                                        and Blyth, Eastman,
                                                                                        Dillon & Co.  as ___ from
                                                                                        ___ to ____.  Mr. Murphy
                                                                                        received his bachelor's
                                                                                        degree from Regis
                                                                                        College.
----------------------------------------------------------------------------------------------------------------------------
                         First American           Roland P. Whitcomb                    Mr. Whitcomb joined
                                                  Portfolio Manager (First              First American in 1986 as
                                                  American)                             ____ after serving as an
                                                                                        account executive with
                                                                                        Smith Barney & Co. since
                                                                                        1979.  He received his
                                                                                        bachelor's degree from the
                                                                                        University of Chicago.
                                                                                        He is a Chartered
                                                                                        Financial Analyst.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         First American           Glenn E. Johnson                      Mr.  Johnson joined First
                                                                                        American in 1989 as ____
                                                                                        and has 13 years of
                                                                                        investment industry
                                                                                        experience.  Prior to
                                                                                        joining First American, he
                                                                                        was an analyst with Piper
                                                                                        Jaffray Inc.  from ____ to
                                                                                        _____  Mr. Johnson
                                                                                        received his bachelor's
                                                                                        degree and his master's
                                                                                        degree in business
                                                                                        administration from the
                                                                                        University of Minnesota.
                                                                                        He is a Chartered
                                                                                        Financial Analyst.
----------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX             First American           James S. Rovner                       Mr. Rovner joined First
PORTFOLIO                                         Portfolio Manager                     American in 1986 as ____
                                                                                        and has managed assets for
                                                                                        institutional and
                                                                                        individual clients for over
                                                                                        15 years, specializing in
                                                                                        equity and balanced
                                                                                        investment strategies.

----------------------------------------------------------------------------------------------------------------------------
                         First American           Evan C. Lundquist                     Mr. Lundquist joined First
                                                  Portfolio Manager                     American in 1993 as ____
                                                                                        and has four years of
                                                                                        investment industry
                                                                                        experience.  He has
                                                                                        analytic responsibilities
                                                                                        for paper/forest products,
                                                                                        metals and mining, steel,
                                                                                        engineering and
                                                                                        construction, and building
                                                                                        and appliances industries.
                                                                                        Mr. Lundquist received
                                                                                        his bachelor's degree from
                                                                                        St. Mary's College.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
GROWTH-                  Alliance Capital         Michael R. Baldwin Co-                Mr. Baldwin joined the
INCOME                   Management               Portfolio Manager and                 company in 1989 as
PORTFOLIO                L.P.                     Vice President (Alliance)             ______.
                         ("Alliance")
----------------------------------------------------------------------------------------------------------------------------
                         Alliance                 Bruce W. Calvert Co-                  Mr. Calvert joined
                                                  Portfolio Manager, Vice               Alliance in 1973 as ____.
                                                  Chairman and Chief
                                                  Investment Officer
----------------------------------------------------------------------------------------------------------------------------
                         Alliance                 Stephen W. Pelensky Co-               Mr. Pelensky joined the
                                                  Portfolio Manager and                 company in 1994 as ____.
                                                  Vice President                        Prior to joining Alliance,
                                                                                        Mr. Pelensky was a
                                                                                        portfolio manager and
                                                                                        analyst with Affinity
                                                                                        Investment Advisors from
                                                                                        ___ to ____ and BEA
                                                                                        Associates from ___ to
                                                                                        ____.
----------------------------------------------------------------------------------------------------------------------------
FEDERATED                Federated                Scott B. Schermerhorn                 Mr. Schermerhorn joined
VALUE                                             Co-Portfolio Manager                  Federated Investors in
PORTFOLIO                                                                               1996 as a Vice President
                                                                                        of Federated Advisers.
                                                                                        From 1990 through 1996,
                                                                                        Mr. Schermerhorn was a
                                                                                        Senior Vice President and
                                                                                        Senior Investment Officer
                                                                                        at J. W. Seligman & Co.,
                                                                                        Inc.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         Federated                Michael P. Donnelly                   Mr. Donnelly joined
                                                  Co-Portfolio Manager and              Federated Investors in
                                                  Vice President                        1989 as an Investment
                                                                                        Analyst.  He served as an
                                                                                        Assistant Vice President
                                                                                        of an affiliate of Federated
                                                                                        Investors from 1992 to
                                                                                        1994. Mr. Donnelly is a
                                                                                        Chartered Financial
                                                                                        Analyst.
----------------------------------------------------------------------------------------------------------------------------
VENTURE VALUE            Davis Selected           Christopher C. Davis                  Mr. Davis has been
PORTFOLIO                Advisers, L.P.           Portfolio Manager                     employed by Davis
                         ("Davis                                                        Selected since September,
                         Selected")                                                     1989 as a research
                                                                                        analyst, assistant portfolio
                                                                                        manager, co-portfolio
                                                                                        manager, and portfolio
                                                                                        manager, working side by
                                                                                        side with Shelby M.C.
                                                                                        Davis.
----------------------------------------------------------------------------------------------------------------------------
                         Davis Selected           Shelby M.C. Davis                     [TO BE FILED BY
                                                  Chief Investment Officer              AMENDMENT]
                                                  (Davis)
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE                 Alliance                 James G. Reilly Senior                Mr. Reilly joined the
GROWTH                                            Vice President and                    company in 1984 as ____.
PORTFOLIO                                         Portfolio Manager
                                                  (Alliance)
----------------------------------------------------------------------------------------------------------------------------
MFS GROWTH               MFS                      Kevin R. Parke                        Mr. Parke joined the
AND INCOME                                        Executive Vice President              company in 1985 as ____.
PORTFOLIO                                         and Portfolio Manager
                                                  (MFS)
----------------------------------------------------------------------------------------------------------------------------
                         MFS                      John D. Laupheimer, Jr.                Mr.  Laupheimer joined
                                                  Senior Vice President and             the company in 1981 as
                                                  Portfolio Manager                     ____.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         MFS                      Mitchell D. Dynan                     Mr. Dynan joined the
                                                  Vice President and                    company in 1986 as ____.
                                                  Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
PUTNAM                   Putnam                   C. Beth Cotner                        Ms. Cotner joined the
GROWTH                   Investment                Senior Vice President and            company in 1995 as ____.
PORTFOLIO                Management,              Co-Portfolio Manager                  Prior to that time, she was
                         Inc. ("Putnam")                                                an Executive Vice
                                                                                        President of Kemper
                                                                                        Financial Services from
                                                                                        ____ to ____.
----------------------------------------------------------------------------------------------------------------------------
                         Putnam                   Richard England                       Mr. England joined the
                                                  Senior Vice President and             company in 1992 as ____.
                                                  Co-Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         Putnam                   Manuel H. Weiss                       Mr. Weiss joined the
                                                  Senior Vice President and             company in 1987 as ____.
                                                  Co-Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         Putnam                   David Santos                          Mr. Santos joined the
                                                  Vice President and Co-                company in 1986 as ____.
                                                  Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE              Davis Selected           Andrew A. Davis                       Mr. Davis has been a Vice
PORTFOLIO                                         [Primary] Portfolio                   President of Davis Series,
                                                  Manager                               Inc.  since ____ and a Co-
                                                                                        President of Davis
                                                                                        Selected's General Partner
                                                                                        since ____.  He was the
                                                                                        Vice President and head
                                                                                        of convertible research at
                                                                                        PaineWebber
                                                                                        Incorporated from ____ to
                                                                                        February 1993.
----------------------------------------------------------------------------------------------------------------------------
                         Davis Selected           Shelby M.C. Davis                     See above.
                                                  Former Co-Portfolio
                                                  Manager, Chief Investment
                                                  Officer
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
SMALL                    First American            Albin S. Dubiak                      See above.
COMPANY                                            Portfolio Manager
VALUE
PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                         First American            John D. Grangaard                    [TO BE FILED BY
                                                   Portfolio Manager (First             AMENDMENT]
                                                   American)
----------------------------------------------------------------------------------------------------------------------------
                         First American            Michael K. Sabbann                   [TO BE FILED BY
                                                   Portfolio Manager                    AMENDMENT]
----------------------------------------------------------------------------------------------------------------------------
                         First American            Douglas K. Rose                      [TO BE FILED BY
                                                   Portfolio Manager (First             AMENDMENT]
                                                   American)
----------------------------------------------------------------------------------------------------------------------------
                         First American            Ronald L. Buss                       [TO BE FILED BY
                                                   Portfolio Manager (First             AMENDMENT]
                                                   American)
----------------------------------------------------------------------------------------------------------------------------
                         First American            Anthony W. Hipple                    [TO BE FILED BY
                                                   Portfolio Manager                    AMENDMENT]
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         First American           Frank G. Magdalen                     Mr. Magdalen joined First
                                                  Portfolio Manager (First              American in 1979 as
                                                  American)                             ____.  He has 24 years of
                                                                                        investment industry
                                                                                        experience. Prior to
                                                                                        joining First American, he
                                                                                        was with the First
                                                                                        Interstate and Farmers
                                                                                        Group as ____ from ____ to
                                                                                        ____. Mr. Magdalen received
                                                                                        his bachelor's degree from
                                                                                        the University of Portland
                                                                                        and his master's degree in
                                                                                        business administration
                                                                                        from the University of
                                                                                        Southern California. He is
                                                                                        a Chartered Financial
                                                                                        Analyst and was President
                                                                                        of the Portland Society of
                                                                                        Financial Analysts from
                                                                                        _____ to _____.
----------------------------------------------------------------------------------------------------------------------------
MFS MID-CAP              MFS                      Mark Regan                            Mr. Regan has been
GROWTH                                            Vice President and                    employed as a portfolio
PORTFOLIO                                         Portfolio Manager                     manager by MFS since
                                                                                        1989.
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL            Putnam                   Deborah F. Kuenstner                  Ms.  Kuenster joined
GROWTH AND                                        Senior Vice President and             Putnam as ____ in March
INCOME                                            Co-Portfolio Manager                  1997.  Ms. Kuenstner was
PORTFOLIO                                                                               Senior Portfolio Manager
                                                                                        at Dupont Pension Fund
                                                                                        Management from ____
                                                                                        to ____.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         Putnam                   George W. Stairs                      Mr.  Stairs joined Putnam
                                                   Senior Vice President and            as ____ in July 1994.
                                                  Co-Portfolio Manager                  Mr. Stairs was an
                                                                                        Associate at Value Quest
                                                                                        Ltd.  from ___ to ____.
----------------------------------------------------------------------------------------------------------------------------
GLOBAL                   Alliance                 Stephen W.  Pelensky                  See above.
EQUITIES                                          Co-Portfolio Manager
PORTFOLIO
(domestic
equity
component)
----------------------------------------------------------------------------------------------------------------------------
GLOBAL                   Alliance                 Stephen Beinhacker                    Mr. Beinhacker joined the
EQUITIES                                          Co-Portfolio Manager,                 company in 1992 as ____.
PORTFOLIO                                         Director and Vice
(foreign equity                                   President
component)
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL            MSDW                     Barton Biggs                          Mr. Biggs has been a
DIVERSIFIED              Investment               Chairman, Chief                       Director of Morgan
EQUITIES                 Management               Investment Officer and Co-            Stanley Dean Witter &
PORTFOLIO                                         Portfolio Manager                     Co. since ____. He
                                                                                        joined Morgan Stanley in
                                                                                        1973 as a General Partner
                                                                                        and Managing Director and
                                                                                        he has been a member of
                                                                                        Morgan Stanley Dean Witter
                                                                                        & Co.'s Board of Directors
                                                                                        since ___ and of the
                                                                                        Management Committee since ___.
----------------------------------------------------------------------------------------------------------------------------

Portfolio                Subadviser               Name, Title and Affiliation           Experience
                                                  of Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
                         MSDW                     Francine Bovich                       Ms. Bovich joined
                         Investment               Managing Director and                 MSDW Investment
                         Management               Co-Portfolio Manager                  Management as a
                                                                                        Principal in 1993. Prior to
                                                                                        joining MSDW
                                                                                        Investment Management,
                                                                                        Ms. Bovich was a
                                                                                        Principal and Executive
                                                                                        Vice President of
                                                                                        Westwood Management
                                                                                        Corp.  from ____ to ____.
----------------------------------------------------------------------------------------------------------------------------
                         MSDW                     Ann Thivierge                         Ms. Thivierge joined the
                         Investment               Principal and Co-Portfolio            company in 1986 as an
                         Management               Manager                               Analyst. From 1992
                                                                                        through 1996 she served
                                                                                        as a Vice President of
                                                                                        MSDW Investment
                                                                                        Management.
----------------------------------------------------------------------------------------------------------------------------
EMERGING                 Putnam                   Thomas R. Haslett                     Mr. Haslett joined Putnam
MARKETS                                           Managing Director and                 as ____ in 1996.  He was
PORTFOLIO                                         Co-Portfolio Manager                  a Managing Director of
                                                                                        Montgomery Asset
                                                                                        Management, Ltd.  from
                                                                                        ____ to ____.
----------------------------------------------------------------------------------------------------------------------------
                         Putnam                   J. Peter Grant                        Mr. Grant joined Putnam
                                                  Senior Vice President and             in 1973 as _____.
                                                  Co-Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------

                         Description of the Subadvisers

ALLIANCE CAPITAL MANAGEMENT L.P. Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager, supervising client accounts with assets totaling over $_____ billion as of December 31, 1998. Its clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. As of December 31, 1998, Alliance was retained as an investment manager of employee benefit fund assets for ___ of the Fortune 100 companies.

DAVIS SELECTED ADVISERS, L.P. Davis Selected is located at 124 East Marcy Street, Santa Fe, New Mexico 87501. Davis Selected provides advisory services to other investment companies. As of December 31, 1998, Davis Selected had over $____ billion of assets under management. The Subadvisory Agreement with Davis Selected provides that Davis Selected may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however Davis Selected remains ultimately responsible (subject to supervision by SunAmerica) for the assets of the Portfolios allocated to it.

FEDERATED INVESTMENT COUNSELING. Federated is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated and its affiliate companies serves as investment adviser to a number of investment companies and private accounts. As of December 31, 1998, Federated had over $____ of assets under management.

FIRST AMERICAN ASSET MANAGEMENT. First American is located at 601 Second Avenue South, Minneapolis, Minnesota 55402. First American has acted as an investment adviser to First American Investment Funds, Inc. since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1998, First American was managing accounts with an aggregate value of approximately _____ billion, including mutual fund assets of approximately _____ billion.

GOLDMAN SACHS ASSET MANAGEMENT. GSAM is located at 85 Broad Street, 12th Floor, New York, New York 10004. GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed income investment management; global currency management; institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management. As of December 31, 1998, GSAM, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $____ billion in assets.

GOLDMAN SACHS ASSET MANAGEMENT-INTERNATIONAL. GSAM-International is located at Peterborough Court, 133 Fleet Street, London, EC4A 2BB, England. GSAM-International is an affiliate of Goldman, Sachs & Co. Goldman, Sachs & Co. is a New York limited partnership with its principal offices at 85 Broad Street, New York, New York 10004. GSAM-International was organized in 1990 as a company with limited liability under the laws of England. It is authorized to conduct investment advisory business in the United Kingdom as a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization. GSAM and GSAM-International are able to draw on the research and market expertise of Goldman, Sachs & Co. in making investment decisions for the Portfolios for which they act as Subadviser. In performing their subadvisory services, GSAM and GSAM- International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities.

MASSACHUSETTS FINANCIAL SERVICES COMPANY. MFS is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, Massachusetts, 02116. Net assets under the management of the MFS organization were approximately [____] billion on behalf of approximately [___] million investment accounts as of December 31, 1998.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT. MSDW Investment Management offers investment management and fiduciary services to taxable and tax-exempt funds and institutions, international organizations and individuals investing in U.S. and international equity and fixed income securities. As of December 31, 1998, MSDW Investment Management, together with its institutional investment management affiliates, had approximately $____ billion of combined assets under management as investment managers or fiduciary advisers. MSDW Investment Management is located at 1221 Avenue of the Americas, New York, New York 10020.

PUTNAM INVESTMENT MANAGEMENT, INC. Putnam, a Massachusetts corporation with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. Putnam and its affiliates managed approximately $___ billion as of December 31, 1998.

YEAR 2000 Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. We recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. The Trust's management fully anticipates that their systems will be adapted in time for the year 2000, and to further this goal they have coordinated a plan to repair, adapt or replace their systems as necessary. They have also obtained representations from their outside service providers that they are doing the same. The Trust's management completed their plan significantly by the end of the 1998 calendar year and expects to perform appropriate systems testing during the 1999 calendar year. If the problem has not been fully addressed, however, the Trust could be negatively impacted. The Year 2000 Issue could also have a negative impact on the companies in which the Trust invests, which could hurt the Trust's investment returns.

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION

         The following documents contain more information about the Portfolios and are available free of charge upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

                           STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

         You may obtain copies of these documents or ask questions about the Portfolios by contacting:

                           Anchor National  Life Insurance Company
                           Annuity Service Center
                           P.O. Box 54299
                           Los Angeles, California 90054-0299
                           1-800-445-7862

                                    -or-

                           First Sun America Life Insurance Company
                           Service Center
                           P.O. Box 54299
                           Los Angeles, California 90054-0299
                           1-800-99-NYSUN (New York Shareholders)
                           1-800-445-SUN2 (all others)

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

[Logo]

Anchor National Life Insurance Company
1 SunAmerica Center
Los Angeles, California  90067-6022

First Sun America Life Insurance Company
733 Third Avenue
New York, New York 10017

INVESTMENT COMPANY ACT
File No. 811-7238

                       Statement of Additional Information







                             SUNAMERICA SERIES TRUST




This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of SunAmerica Series Trust ("Trust") dated ______________. This Statement of Additional Information incorporates the Prospectus by reference. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. The Prospectus may be obtained without charge by writing to the Trust at the address below or by calling
_______________________.



                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





                                     [DATE]

                                TABLE OF CONTENTS


TOPIC                                                                  PAGE


THE TRUST..............................................................B-3

INVESTMENT OBJECTIVES AND POLICIES.....................................B-3

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS.......................B-44

INVESTMENT RESTRICTIONS................................................B-47

TRUST OFFICERS AND TRUSTEES............................................B-52

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT...........................B-55

SUBADVISORY AGREEMENTS.................................................B-59

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES.............................B-63

PRICE OF SHARES........................................................B-66

EXECUTION OF PORTFOLIO TRANSACTIONS....................................B-67

GENERAL INFORMATION....................................................B-73

FINANCIAL STATEMENTS...................................................B-74

                                    THE TRUST

         The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future. The Trust commenced operations with __ Portfolios on ___, 19__. On _______, 19__ the Trustees approved the creation of the ______ Portfolio.
[To be updated]


          Shares of the Trust are held by separate accounts of Anchor National Life Insurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation wholly owned by SunAmerica Inc., a Maryland corporation.



                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and policies of each of the Portfolios are described in the Prospectus. Certain types of securities in which the Portfolios may invest and certain investment practices that the Portfolios may employ are described under "More Information About the Portfolios - Investment Strategies" in the Prospectus and are discussed more fully below. Unless otherwise specified, each Portfolio may invest in the following securities. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.



         FIXED INCOME SECURITIES. Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates. The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. Long-term instruments are generally more sensitive to these changes than are short-term instruments. The market value of fixed income securities and therefore their yield is also affected by the perceived ability of the issuer to make timely payments of principal and interest.

         Corporate debt instruments, such as bonds, represent the obligation of the issuer to repay a principal amount of indebtedness at a stated time in the future and, in the usual case, to make periodic interim payments of interest at a stated rate.



         Investment Grade -- A designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") (AAA, AA, A or
         BBB) or by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or
         Baa). The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.



         Lower Grade -- A designation applied to intermediate and long-term corporate debt securities that are not investment grade; commonly referred to as "junk bonds." These include bonds rated BB or below by Standard & Poor's, or Ba or below by Moody's. These securities are considered speculative.



         The Cash Management Portfolio invests only in securities determined, in accordance with procedures established by the Trust's Board of Trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and Standard & Poor's (for example, commercial paper rated P-1 and A-1 by Moody's and Standard & Poor's, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or Standard & Poor's, provided the issuer has commercial paper rated in the highest rating category by Moody's and Standard & Poor's.



         The Corporate Bond Portfolio will generally invest in debt securities and preferred stocks rated below investment grade only to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields. There is no limit with respect to the rating categories for securities in which the Portfolio may invest.


         All securities purchased by the Global Bond Portfolio will be rated, at the time of investment, at least BBB by Standard & Poor's or Baa by Moody's. However, the Portfolio generally intends to invest at least 50% of its total assets in securities having the highest applicable credit quality rating. Unrated securities will be determined by the Subadvisers to be of comparable quality. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates.

         The High-Yield Bond Portfolio may invest without limitation in bonds rated as low as Ca by Moody's or C by Standard & Poor's (or unrated but considered by the Subadviser of equivalent quality). In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody's or D by Standard & Poor's.



         From time to time, a portion of the Worldwide High Income Portfolio's investments, which may be up to 100% of its investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and Standard & Poor's ("junk bonds").



         The SunAmerica Balanced Portfolio may invest up to 10% of the value of its total assets (measured at the time of investment) in securities rated as low as BBB by Standard & Poor's or Baa by Moody's.



         The MFS Total Return Portfolio may invest in fixed income securities rated Baa by Moody's or BBB by Standard & Poor's or Fitch Investors Services, Inc. ("Fitch") and comparable unrated securities. The Portfolio may also invest up to 35% in securities rated Baa or lower by Moody's or BB or lower by Standard & Poor's or Fitch and comparable unrated securities ("junk bonds").



         The Asset Allocation Portfolio's fixed income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by Standard & Poor's or Baa or better by Moody's. Up to 25% of the Portfolio's fixed income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by Standard & Poor's or Ca by Moody's. Securities rated BBB or below by Standard & Poor's or Baa or below by Moody's are considered to have speculative characteristics.



         Fixed income securities purchased by the Utility Portfolio will be rated at least BBB by Standard & Poor's or Baa by Moody's.



         The Equity Income Portfolio may invest up to 25% of its assets in [convertible debt obligations] rated as low as CCC by Standard & Poor's or Caa by Moody's or that have been assigned an equivalent rating by another nationally recognized statistical rating organization.



         The Equity Index Portfolio may invest up to 5% of its net assets in less than investment grade debt obligations.

         The Growth-Income Portfolio may not invest in junk bonds.



         The fixed income securities in which the Federated Value Portfolio may invest must be rated, at the time of purchase, BBB or better by Standard & Poor's, Baa by Moody's or BBB by Fitch. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to sell the security, but will consider doing so.



         The Venture Value Portfolio may not invest in junk bonds.



         The "Dogs" of Wall Street Portfolio may not invest in junk bonds.



         The Alliance Growth Portfolio, MFS Growth and Income Portfolio and Putnam Growth Portfolio may invest in convertible securities rated below BBB by Standard & Poor's or Baa by Moody's or be determined by the Subadviser to be of comparable quality (i.e., junk bonds).



         The Real Estate Portfolio will generally not purchase securities rated BB by Standard & Poor's or Ba by Moody's or lower if such purchase would then cause more than 30% of the Portfolio's net assets to be invested in such securities. The Real Estate Portfolio does not presently intend to have more than 5% of its assets invested in fixed income securities rated below BBB by Standard & Poor's or Baa by Moody's in the near future.



         The Small Company Value Portfolio may invest up to 5% of its net assets in less than investment grade debt obligations.



         The MFS Mid-Cap Growth Portfolio may invest up to 20% of its net assets in non-convertible fixed income securities rated Baa or lower by Moody's or BB or lower by Standard & Poor's or Fitch and comparable unrated securities.


         The Aggressive Growth Portfolio may not invest in junk bonds.



         The International Growth and Income Portfolio may invest up to 20% of its assets in bonds rated as low as C by Moody's or Standard & Poor's.

         The Global Equities Portfolio may not invest in junk bonds.



         The International Diversified Equities Portfolio may not invest in junk bonds.



         The Emerging Markets Portfolio may invest in both higher-rated and lower-rated fixed income securities and is not subject to any restrictions based on credit rating.



         High-Yield Bonds in which the Corporate Bond, High-Yield Bond, Worldwide High Income, MFS Total Return, Asset Allocation, Equity Income, Real Estate, Small Company Value, MFS Mid-Cap Growth and Emerging Markets Portfolios may invest present certain risks, which are discussed below:




         Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.



         Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.



         Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.



         SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.



         Subject to the limitations described above and below, the following discussion is a description of the types of money market and fixed income securities in which the Cash Management Portfolio may invest. The other Portfolios may invest in these securities as well.


         Commercial Bank Obligations. Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

         Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the FDIC.


         Commercial Paper. Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Portfolio may purchase commercial paper only if judged by the Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard

         & Poor's, and by Moody's, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Portfolio's assets or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in
         (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which the Cash Management Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and the Cash Management Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.


         Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser or Subadviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.



         Corporate Bonds and Notes. The Cash Management Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of 397 days. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Description of Commercial Paper and Bond Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.






         U.S. corporate high-yield fixed income securities. As described above, a portion of the assets of the Corporate Bond, High-Yield Bond, Worldwide High Income, MFS Total Return, Asset Allocation, Equity Income, Real Estate, Small Company Value, MFS Mid-Cap Growth and Emerging Markets Portfolios will be invested in U.S. corporate high-yield fixed income securities, which offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services. The Portfolios may acquire fixed income securities of U.S. issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed income securities may have equity features, such as conversion rights or warrants, and the Portfolios may invest up to 10% of their total assets in equity features, such as conversion rights or warrants, and the Portfolios may invest up to 10% of their total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests). The Portfolios may not invest more than 5% of their total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.



         Emerging country fixed income securities. [Each] of the Portfolios may invest their assets, to varying degrees, in emerging country fixed income securities, which are debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used with respect to these Portfolios, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 150 countries considered to be emerging countries. The countries generally include every nation in the world except the United States, Canada, Japan, Australia, Singapore, New Zealand and most nations located in Western Europe. Not withstanding the foregoing, with respect to the Emerging Market Portfolio in addition to the exclusions listed above, the following countries should also be excluded from the countries considered emerging markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom.



         In selecting emerging country debt securities for investment by the Portfolio, the Subadviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. The Portfolios expect that their investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:


             Argentina                Indonesia                    Poland
             Brazil                   Malaysia                     Portugal
             Chile                    Mexico                       South Africa
             Czech Republic           Morocco                      Thailand
             Egypt                    Pakistan                     Turkey
             Greece                   Peru                         Uruguay
             Hungary                  Philippines                  Venezuela


         As opportunities to invest in debt securities in other emerging countries develop, the Portfolios expect to expand and further diversify the emerging countries in which they invest. While the Portfolios generally are not restricted in the portion of their assets that may be invested in a single country or region, it is anticipated that, under normal circumstances, each Portfolio's assets will be invested in at least three countries.

         A Portfolio's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). As a result, a Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.



         A Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued
         (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Subadviser based on publicly available information and inquiries made to the issuer. A Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan").


         Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, the Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only relatively recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

         Emerging country debt securities held by a Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage-backed and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by a Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolios may or may not be listed or traded on a securities exchange. A Portfolio may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a collateralized mortgage obligation.

         Investments in emerging country debt securities entail special investment risks. Many of the emerging countries listed above may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.


         Global fixed income securities. Certain of the Portfolios may invest their assets, to varying degrees, in global fixed income securities. These are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of a Portfolio, the Subadviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization. U.S. government securities in which a Portfolio may invest include obligations issued or guaranteed by the U.S. government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. A Portfolio may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Investment in foreign government securities for this portion of a Portfolio will be limited to those of developed nations that the Subadviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Corporate and supranational obligations selected for this portion of the portfolio will be limited to those rated A or better by Moody's, Standard & Poor's or IBCA Ltd.



         In selecting securities for this portion of a Portfolio, the Subadviser of the Portfolio evaluates the currency, market and individual features of the securities being considered for investment. The Subadviser believes that countries displaying the highest real yields will over time generate a high total return, and, accordingly, the Subadviser's focus for this portion of a Portfolio will be to analyze the relative rates of real yield of twenty global fixed income markets. In selecting securities, the Subadviser will first identify the global markets in which each Portfolio's assets will be invested by ranking such countries in order of highest real yield. In this portion of its portfolio, each Portfolio will invest its assets primarily in fixed income securities denominated in the currencies of countries within the top quartile of the Subadviser's ranking.


         The Subadviser's assessment of the global fixed income markets is based on an analysis of real interest rates. The Subadviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Subadviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and to alter the allocation of this portion of a Portfolio's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.

         In addition, the Global Bond Portfolio may invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred but are junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.


         U.S. government securities -- Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full. Securities issued by the U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.



         GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities. Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the

         GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.


         FNMA and FHLMC mortgage-backed obligations - The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.



         U.S. TREASURY INFLATION PROTECTION SECURITIES. The Equity Income, Equity Index and Small Company Value Portfolios may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").



         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.



         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.



         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.



         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.



         Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.



         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.



         LOAN PARTICIPATIONS AND ASSIGNMENTS. The Worldwide High Income Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.



         The MFS Total Return Portfolio may invest a portion of its assets in loan participations whereby the Portfolio may acquire some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many of these loans are secured, and most impose restrictive covenants that must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand.



         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.



         STRUCTURED INVESTMENTS. The Global Bond Portfolio, Asset Allocation Portfolio, Worldwide High Income Portfolio, International Growth and Income Portfolio and the Emerging Markets Portfolio may each invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.




         A Portfolio's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.



         CORPORATE ASSET-BACKED SECURITIES. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.


         Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


         Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories:
(i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


         STRIPPED MORTGAGE-BACKED SECURITIES. The Corporate Bond, Global Bond, High-Yield Bond, Asset Allocation and Emerging Markets Portfolios may also invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities, provided they are issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolios' limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.



         BORROWING AND OTHER FORMS OF LEVERAGE. All of the Portfolios (except the Cash Management Portfolio, the MFS Total Return Portfolio, the MFS Growth and Income Portfolio and the MFS Mid-Cap Growth Portfolio) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. The Cash Management Portfolio, the MFS Total Return Portfolio, the MFS Growth and Income Portfolio and the MFS Mid-Cap Growth Portfolio may not borrow money except for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets with respect to the Cash Management Portfolio and the MFS Total Return Portfolio, and as permitted by law with respect to the MFS Growth and Income Portfolio and the MFS Mid-Cap Growth Portfolio. In the event that asset coverage for a Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser or Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios will maintain a segregated account of cash or other liquid assets securing the borrowing for the benefit of the lenders. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.



         INVESTMENT IN SMALL COMPANIES. The SunAmerica Balanced, Venture Value, Small Company Value and Aggressive Growth Portfolios and certain other Portfolios may invest in small companies having market capitalizations of under $1 billion. While such companies may realize more substantial growth than larger, more established companies, they may also be subject to some additional risks. The securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management then larger, more established companies and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.



         SHORT SALES. Each Portfolio (other than the Cash Management and "Dogs" of Wall Street Portfolios) may make short sales, including "short sales against the box." A short sale is effected by selling a security that a Portfolio does not own. A short sale is against the box to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.


         When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


         A Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral in the form of cash or liquid securities held in a segregated account in the name of the broker. In addition, such Portfolio will place in a segregated account an amount of cash or liquid securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). In the event that the value of the collateral deposited with the broker, plus the value of the assets in the segregated account should fall below the value of the securities sold short, additional amounts to cover the difference will be placed in the segregated accounts. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.



         INVERSE FLOATERS. The Corporate Bond, MFS Total Return, Asset Allocation and Emerging Markets Portfolios may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.



         ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.


         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or Subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or Subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


         The Cash Management Portfolio may invest in commercial paper issues, including securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio's 10% limitation on investments in illiquid securities includes
Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolio's Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

         REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange (the "NYSE") or members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions that the Adviser or Subadviser, as the case may be, has determined to be of comparable creditworthiness. The securities that the Portfolio purchases and holds through its agent are U.S. government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the U.S. government securities.



         The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Portfolio will have the right to liquidate the securities. If at the time the Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Portfolio has adopted and follows procedures intended to minimize the risks of repurchase agreements. For example, the Portfolio enters into repurchase agreements only after the Adviser or Subadviser, as the case may be, has determined that the seller is creditworthy, and the Adviser or Subadviser, as the case may be, monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.


         REVERSE REPURCHASE AGREEMENTS. The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."


         REITS. REITs, in which certain of the Portfolios may invest, pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.



         ZERO-COUPON, PAY-IN-KIND AND DEFERRED INTEREST BONDS. The Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, MFS Total Return, Asset Allocation, Venture Value MFS Growth and Income and MFS Mid-Cap Growth Portfolios may invest in zero-coupon bonds as well as deferred interest bonds, or other obligations that contain "original issue discount" for federal income tax purposes. In addition, the Corporate Bond, High-Yield Bond Worldwide High Income MFS Total Return and MFS Mid-Cap Growth Portfolios may invest in pay-in-kind securities. Zero-coupon, deferred interest and capital appreciation bonds are debt obligations that are issued or purchased at a significant discount from face value. Pay-in-kind bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates than do debt obligations, which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio's distribution obligations.



         FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.



         FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. Each Portfolio (except Equity Index Portfolio) may purchase securities on a when-issued basis and each Portfolio except the Cash Management, MFS Total Return, MFS Growth and Income and MFS Mid-Cap Growth Portfolios may purchase securities on a firm commitment or delayed-delivery basis. Firm commitment agreements and when-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. While a Portfolio will purchase securities on a when-issued or delayed-delivery basis only with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable to do so. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain in a segregated account liquid assets having a value equal to or greater than the Portfolio's purchase commitments. The Portfolio will likewise segregate liquid assets with respect to securities sold on a delayed-delivery basis.



         INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. In order to protect the value of the Corporate Bond, Global Bond, MFS Total Return, Asset Allocation and Emerging Markets Portfolios from interest rate fluctuations and to hedge against fluctuations in the fixed income market in which each such Portfolio's investments are traded, the Portfolios may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. A Portfolio will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Global Bond Portfolio may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. The Portfolios will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.



         Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.



         The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.



         The Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the applicable Subadviser.



         SECURITIES LENDING. Each Portfolio (except the Cash Management Portfolio) may lend portfolio securities in amounts up to 33 1/3% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. By lending its portfolio securities, a Portfolio will receive income while retaining the securities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser or Subadviser to be creditworthy. The proceeds of such loans will be invested in high-quality short-term debt securities, including repurchase agreements.



         COVERED OPTIONS. Each Portfolio may write (sell) covered call and put options on any securities in which it may invest. The Small Company Value and Equity Income Portfolios may each write covered call options covering up to 25% of the equity securities it owns. A Portfolio may purchase and write such options on securities that are listed on national domestic securities exchanges (and, for certain Portfolios, foreign securities exchanges) or traded in the over-the-counter market. A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.


         A Portfolio will receive a premium from writing a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Portfolio has written a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By writing a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Portfolio correlate with changes in the value of the index, writing covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         A put option written by a Portfolio would obligate a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that the Portfolio would have deposited cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser or Subadviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option in a segregated account. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.


         The MFS Mid-Cap Growth Portfolio may cover call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Nevertheless, where the Portfolio covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.

         Each Portfolio may also write call and put options on any securities index composed of securities in which it may invest. A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. None of the Equity Income, Small Company Value and Equity Index Portfolios will invest more than 5% of the value of their total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price.


         The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid, and related transaction costs, if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         A Portfolio also may purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option, plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.


         YIELD CURVE OPTIONS. Each Portfolio (other than the Cash Management, Equity Income, [MFS Growth and Income], Small Company Value and Equity Index Portfolios) may purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase their current income) if, in the judgment of the Subadviser, the particular Portfolio will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options written by the MFS Mid-Cap Growth Portfolio will be covered if the Portfolio holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the Portfolio's net liability under the two options. Therefore, the Portfolio's liability for such a covered option is generally limited to the difference between the amount of the Portfolio's liability under the option written by the Portfolio less the value of the option held by the Portfolio. Yield curve options may also be the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the Securities and Exchange Commission ("SEC") has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling.



         Each other Portfolio that may enter into yield curve options transactions will cover such transactions as described above.



         PORTFOLIO STRATEGIES RELATED TO FOREIGN SECURITIES. Each Portfolio may engage in various portfolio strategies to reduce certain risks of their respective investments and/or to attempt to enhance return. Each Portfolio may engage in strategies including the purchase and sale of forward foreign currency exchange contracts, currency and financial index futures contracts (including, in the case of the International Growth and Income, Global Equities Portfolios and Emerging Markets, stock index futures) and options thereon, put and call options on currencies and financial indices, and combinations thereof. The Adviser or Subadviser will use such techniques as market conditions warrant. Each Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and these Portfolios may use these new investments and techniques to the extent consistent with their investment objective and policies.



         In addition to direct investment, the Portfolios that may invest in foreign securities may also invest in American Depositary Receipts ("ADRs") and in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities. The Portfolios also may invest in securities denominated in European Currency Units ("ECUs"). An "ECU" is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. The specific amount of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolios may invest in securities denominated in other currency "baskets."


         The Portfolios may also invest in emerging country securities. As used with respect to these Portfolios and as described above under "Emerging Country Fixed Income Securities," the term "emerging country" applies to any country that, in the opinion of the relevant Subadviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 150 countries that are generally considered to be emerging countries by the international financial community. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore (with the exception of the Emerging Markets Portfolio) and most nations located in Western Europe. Not withstanding the foregoing with respect to the Emerging Markets Portfolio, the Subadviser believes that in addition to the exclusions listed above, the following countries should also be excluded from the countries considered emerging markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks.

         The International Diversified Equities Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portions of such Portfolio that is invested in emerging country equity securities, the Portfolio invests primarily in some or all of the following countries:

        Argentina          Indonesia          Portugal            Thailand
        Brazil             Mexico             South Africa        Turkey
        India              Philippines        South Korea

         As markets in other countries develop, the International Diversified Equities Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.


         An emerging country security is one issued by a company that, in the opinion of the respective Subadviser, has one or more of the following characteristics: (i) it is organized under the laws of, or has its principal office in, an emerging country, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from business in emerging countries. An emerging market security may also include a company that has its principal securities trading market in an emerging country. The respective Subadviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.



         FOREIGN CURRENCY AND FINANCIAL INDEX TRANSACTIONS - FORWARD EXCHANGE AND FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Currency exchange rate fluctuations are a major area of risk and opportunity for the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities and Emerging Markets Portfolios, and is of some risk to the other Portfolios. Each Portfolio (other than the Cash Management Portfolio) may enter into contracts for the purchase or sale for future delivery of foreign currencies ("forward currency exchange contracts"), financial and foreign currency futures contracts or contracts based on financial indices ("futures contracts") and may purchase and write put and call options to buy or sell currencies and to buy or sell futures contracts ("options on futures contracts").



         Each Portfolio may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctuations in the prices of the Portfolio's portfolio securities. A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A "sale" of a foreign currency futures contract means entering into a contract to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a foreign currency futures contract means entering into a contract to acquire the foreign currencies called for by the contract at a specified price on a specified date.


         Each Portfolio (other than the Cash Management and [Equity Index] Portfolios and except as described below), may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to an amount of the premium received, and a Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses.



         The MFS Mid-Cap Growth Portfolio may also enter into transactions in forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, if the Subadviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Portfolio may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Portfolio will realize profits that will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses that will reduce its gross income. Such transactions, therefore, could be considered speculative.



         The MFS Mid-Cap Growth Portfolio has established procedures that require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain liquid assets, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.


         An exchange-traded futures contract relating to foreign currency, or a financial index, is similar to a forward foreign currency exchange contract but has a standardized size and exchange date. A Portfolio may either accept or make delivery of the currency at the maturity of such a contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract and the price at which the contract was originally struck.
No physical delivery of the securities underlying the index is made.

         A significant portion of the Portfolios' currency transactions will be over-the-counter transactions. Over-the-counter currency instruments are subject to the risk that the counterparty to such instruments will default on its obligations. Since over-the-counter currency instruments are not guaranteed by an exchange or clearinghouse, a default on the instrument would deprive the Portfolio of unrealized profits, transaction costs or the benefits of a currency hedge or force the Portfolio to cover its purchase or sale commitments, if any, at the current market price. A Portfolio will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser or Subadviser.



         Each Portfolio (other than the Cash Management Portfolio) may enter into futures contracts in anticipation of, or to protect against, fluctuations in currency exchange rates. A Portfolio might, for example, enter into a futures contract when it wanted to hold securities denominated in a particular currency but anticipated, and wished to be protected against, a decline in that currency against the U.S. dollar. Similarly, it might enter into futures contracts to "lock in" the U.S. dollar price of non-U.S. dollar denominated securities that it anticipated purchasing. Although futures contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Portfolio also may enter into currency contracts not involving the U.S. dollar.


         In connection with these futures transactions, the Trust has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Trust from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, each Portfolio will observe certain CFTC guidelines with respect to its futures transactions that, among other things, require the Portfolio to use futures for bona fide "hedging" purposes only (as defined by CFTC rules), and, in the case of futures transactions for non-bona fide hedging purposes, to limit initial margin deposits to no more than 5% of its net assets after taking into account unrealized profits and unrealized losses on any such contracts. In addition, subject to the limitation on margin deposits described above, a Portfolio may engage in futures transactions for non-bona fide hedging purposes, provided that the total value of such long futures positions will not exceed the sum of (a) cash or cash equivalents set aside in an identifiable manner for this purpose,
(b) cash proceeds on existing investments due within 30 days, and (c) accrued profits on such futures or options positions.

         Parties to futures contracts and holders and writers of options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and no Portfolio will trade options on futures on any exchange or board of trade unless, in the judgment of the Adviser or applicable Subadviser, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to its position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related option positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


         In connection with the purchase of futures contracts, a Portfolio will deposit and maintain in a segregated account with the Trust's custodian an amount of cash or liquid securities equal to its obligations under the futures contracts less any amounts maintained in a margin account with the Trust's futures broker.



         The MFS Mid-Cap Growth Portfolio may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract,
(b) through ownership of the instrument, or instruments included in the index, underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolio may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of liquid assets in an amount equal to the value of the security or index underlying the futures contract, or (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or (ii) is less than the exercise price of the put written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. Put and call options on futures contracts written by the Portfolio may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by the Portfolio, the Portfolio will be required to sell the underlying futures contract, which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract, which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.



         Each Portfolio that invests in foreign securities may utilize certain techniques to attempt to enhance return, including forward foreign currency exchange contracts, currency options and currency swaps. These techniques may be used when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in the Portfolio. Each Portfolio may also use currency contracts and options to cross-hedge, which involves selling or purchasing instruments on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. To limit any leverage in connection with currency contract transactions for hedging or non-hedging purposes, each Portfolio will segregate cash or liquid securities in an amount sufficient to meet its payment obligations in these transactions or otherwise "cover" the obligation.



         The Global Bond, Worldwide High Income, MFS Total Return, Asset Allocation, Real Estate, International Growth and Income, Global Equities, International Diversified Equities and Emerging Markets Portfolios may enter into currency swaps. Currency swaps involve the exchange by the Portfolio with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or a Subadviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the respective Portfolio would be less favorable than it would have been if this investment technique were not used.



         OPTIONS. Each Portfolio may attempt to accomplish objectives similar to those involved in their use of futures contracts by purchasing or selling put or call options on currencies, currency futures contracts, and financial index futures (including, in the case of the MFS Mid-Cap Growth and Global Equities Portfolios, stock index futures). A foreign currency put option gives the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a Portfolio anticipates purchasing securities.


         Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. A Portfolio will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.


         Options on futures contracts to be written or purchased by a Portfolio will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions or exchange rates that otherwise might either adversely affect the value of a Portfolio's securities or adversely affect the prices of securities a Portfolio intends to purchase at a later date.






         The MFS Mid-Cap Growth Portfolio may effect a closing transaction in the case of a written call option that will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit the Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to the acquired. Also, effecting a closing transaction will permit the proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio, provided that another option on such security is not written. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.



         The Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, the Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option previously written by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.



         The Portfolio may write options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call option against that security. The exercise price of the call option the Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.



         The writing of covered put options is similar in terms of risk return characteristics to buy-and-write transactions. Put options could be used by the Portfolio in the same market environments that call options would be used in equivalent buy-and-write transactions.



         The Portfolio may write a combination of a put and call option on the same security, a practice known as a "straddle." By writing a straddle, the Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised.

If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.



         By writing a call option, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will be undertaken by the Portfolio for purposes in addition to hedging, and could involve certain risks not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.



         CERTAIN RISK FACTORS AFFECTING UTILITY COMPANIES. The Utility and Real Estate Portfolios may invest in equity and debt securities of utility companies. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, that an investor should take into account when investing in those securities. Factors that may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations that may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disaster (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.



         In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility regulators permit utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadviser of the relevant Portfolio believes that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that the regulatory policies described in this paragraph will continue in the future.



         In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: (i) the development and implementation of a national energy policy; (ii) the differences between regulatory policies of different jurisdictions (or different regulators that have concurrent jurisdiction); (iii) shifts in regulatory policies; (iv) adequacy of rate increases; and (v) future regulatory legislation.



         Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels that cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.



         In addition to the foregoing considerations, which affect most utility companies, there are specific considerations that affect specific utility industries:



                  Electric. The electric utility industry is composed of companies engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.



                  In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility that a utility company may never be able to use.



                  Telecommunications. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies that distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

                  Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.

                  Gas. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.

                  Water. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.


         CONVENTIONAL MORTGAGE PASS-THROUGH SECURITIES. Conventional mortgage pass-through securities represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage conduits ("REMIC") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.



         The mortgage pools underlying conventional mortgage pass-throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional mortgage pass-throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.


         Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.


         DOLLAR ROLLS. These are instruments in which a Portfolio sells mortgage or other asset-backed securities ("roll securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the roll securities. A Portfolio is compensated by the difference between the current sales prices and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. Dollar rolls involve certain risks including that if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held. The Corporate Bond, Global Bond, High-Yield Bond, SunAmerica Balanced, MFS Total Return, Asset Allocation, MFS Growth and Income and MFS Mid-Cap Growth Portfolios may invest in dollar rolls.



         CERTAIN COLLATERALIZED MORTGAGE OBLIGATIONS. Principal and interest on the underlying mortgage assets may be allocated among the several classes of collateralized mortgage obligations ("CMOs") in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.



         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs, which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.



WARRANTS. The Corporate Bond, High-Yield Bond, SunAmerica Balanced, MFS Total Return, Utility, Federated Value, MFS Growth and Income, Putnam Growth, Real Estate, Aggressive Growth, International Growth and Income, International Diversified Equities and Emerging Markets Portfolios may invest in warrants, which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached.

         NON-DIVERSIFIED STATUS. The Global Bond, Worldwide High Income, "Dogs" of Wall Street, MFS Mid-Cap Growth and International Diversified Equities Portfolios have registered as "non-diversified" investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order for the Portfolios to qualify as a regulated investment company. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.


                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

         COMMERCIAL PAPER RATINGS. Moody's employs the designations "P-1," "P-2" and "P-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


         Standard & Poor's ratings of commercial paper are graded into four categories ranging from A for the highest quality obligations to D for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues rated A-1 that are determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


         Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

         Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4
- Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.


         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows: F-1+ Exceptionally Strong Credit Quality - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality -Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 Good Credit Quality - Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. F-3 Fair Credit Quality -Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. F-5 Weak Credit Quality - Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D Default Issues assigned this rating are in actual or imminent payment default. LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


         Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         CORPORATE DEBT SECURITIES. Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of these issues. Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B - Generally lack characteristics of the desirable investment assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Speculative in a high degree; often in default or have other marked shortcomings. C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standings.


         Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong. AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C - Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 - Reserved for income bonds on which no interest is being paid. D - In default and payment of interest and/or repayment of principal is in arrears.


         Fitch rates the long-term debt securities issued by various entities in categories "AAA" to "D" according to quality. AAA is considered to be investment grade and of the highest credit quality. The ability to pay interest and repay principal is exceptionally strong. AA is considered to be investment grade and of very high credit quality. The ability to pay interest and repay principal is very strong, although not quite as strong as AAA issues. A is considered to be investment grade and of high credit quality. The ability to pay interest and repay principal is strong, but these issues may be more vulnerable to adverse changes in economic conditions and circumstances than higher rated issues. BBB is considered to be investment grade and of satisfactory credit quality. The ability to pay interest and repay principal is adequate. These issues are more likely to be affected by adverse changes in economic conditions and circumstances and, therefore, impair timely payment. The likelihood that the ratings of these issues will fall below investment grade is higher than for issues with higher ratings. BB is considered speculative. The ability to pay interest and repay principal may be affected over time by adverse economic changes. B is considered highly speculative. The probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC issues are considered to have certain identifiable characteristics, which may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC issues are minimally protected and default in payment of interest and/or principal seems probable over time. Issues rated C are in imminent default in payment of interest or principal. DDD, DD, and D issues are in default on interest and/or principal payments and are extremely speculative. Plus(+) and minus(-) signs are used with a rating symbol to indicate the relative position within the rating category.

         Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus(+) or minus(-) designation, which indicates where within the respective category the issue is placed.

         BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.


                             INVESTMENT RESTRICTIONS

         The Trust has adopted certain investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolios present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolios.

            INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO

         The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Portfolio's investment objective, cannot be changed without approval by a majority of its outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.


         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.



         4. Make loans to others except: (a) for the purchase of the debt securities listed above under its Investment Policies; or (b) as otherwise permitted by exemptive order of the SEC.


         5. Borrow money, except for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         6. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

         In addition to the foregoing, the Cash Management Portfolio has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, the Cash Management Portfolio may not:

         a. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

         b. Pledge or hypothecate its assets.

         c. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         d. Invest in securities of other investment companies except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.


         e. Invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (in accordance with Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days. Notwithstanding fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted this more restrictive policy. The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of non-fundamental investment restriction C above.



         INVESTMENT RESTRICTIONS OF THE CORPORATE BOND PORTFOLIO, GLOBAL BOND PORTFOLIO, HIGH-YIELD BOND PORTFOLIO, WORLDWIDE HIGH INCOME PORTFOLIO, SUNAMERICA BALANCED PORTFOLIO, MFS TOTAL RETURN PORTFOLIO, ASSET ALLOCATION PORTFOLIO, UTILITY PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY INDEX PORTFOLIO, GROWTH-INCOME PORTFOLIO, FEDERATED VALUE PORTFOLIO, VENTURE VALUE PORTFOLIO, "DOGS" OF WALL STREET PORTFOLIO, ALLIANCE GROWTH PORTFOLIO, MFS GROWTH AND INCOME PORTFOLIO, PUTNAM GROWTH PORTFOLIO, REAL ESTATE PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO, MFS MID-CAP GROWTH PORTFOLIO, AGGRESSIVE GROWTH PORTFOLIO, INTERNATIONAL GROWTH AND INCOME PORTFOLIO, GLOBAL EQUITIES PORTFOLIO, INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO AND EMERGING MARKETS PORTFOLIO

The Corporate Bond Portfolio, Global Bond Portfolio, High-yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, MFS Total Return Portfolio, Asset Allocation Portfolio, Utility Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, MFS Growth and Income Portfolio, Putnam Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, MFS Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Emerging Markets Portfolio have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:



         1. Other than the Global Bond, Worldwide High Income, "Dogs" of Wall Street, MFS Mid-Cap Growth and International Diversified Equities Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.



         2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, Worldwide High Income, "Dogs" of Wall Street, MFS Mid-Cap Growth and International Diversified Equities Portfolios.



         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies, the Real Estate Portfolio will invest at least 25% of its total assets in the securities of real estate companies and the "Dogs" of Wall Street Portfolio may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investments would be selected according to stock selection criteria. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. With respect to all Portfolios other than the Utility Portfolio, as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.



         4. Invest in real estate (including in the case of all Portfolios except the Equity Income, Equity Index, Real Estate and Small Company Value Portfolios limited partnership interests, but excluding in the case of all Portfolios securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.


         5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.


         6. Borrow money, except to the extent permitted by applicable law or regulatory approval.


         7. Purchase securities or evidences of interest therein on margin, except that the Portfolios may obtain such short-term credit as may be necessary for the clearance of any transaction.


         8. Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the Securities Exchange Commission.



         In addition to the foregoing, the Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, MFS Total Return, Asset Allocation, Utility, Equity Income, Equity Index, Growth-Income, Federated Value, Venture Value, "Dogs" of Wall Street, Alliance Growth, Small Company Value, Real Estate, MFS Growth and Income, Putnam Growth, MFS Mid-Cap Growth, Aggressive Growth, International Growth and Income, Global Equities, International Diversified Equities and Emerging Markets Portfolios have each adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, such Portfolios may not:


         a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

         b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.


         c. Other than the Emerging Markets Portfolio, pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may pledge assets in reverse repurchase agreements.


         d. Invest in companies for the purpose of exercising control or management.

         e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

         f. Sell securities short except to the extent permitted by applicable law.

         g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.


         h. Issue any senior securities except as permitted by the 1940 Act, other than, with respect to Equity Income, Equity Index and Small Company Value Portfolios, as set forth in investment restriction number 6 and except to the extent that issuing options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.


                           TRUST OFFICERS AND TRUSTEES

         The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set forth below. Each Trustee also serves as a trustee of the Anchor Pathway Fund and Seasons Series Trust. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Los Angeles, California 90067-6022.


      Name, Age and Position(s)                            Principal Occupation(s) During Past Five Years
      -------------------------                            ----------------------------------------------
      Held with the Trust
      -------------------
      JAMES K. HUNT, * 47,                                 Executive Vice President, SunAmerica Investments, Inc. (1993
      Trustee, Chairman and President                      to present); President, SunAmerica Corporate Finance (since
                                                           January 1994); Trustee Anchor Pathway Fund ("APF") and
                                                           Seasons Series Trust ("Seasons").

      Name, Age and Position(s)                            Principal Occupation(s) During Past Five Years
      -------------------------                            ----------------------------------------------
      Held with the Trust
      -------------------
      MONICA C. LOZANO, 42                                 Associate Publisher, La Opinion (newspaper publishing
      Trustee                                              concern) since 1995: Director, First Interstate Bank of
      3257 Purdue Avenue                                   California from 1994-1996; Editor, La Opinion, from
      Los Angeles, CA 90066                                1991-1995.

      ALLAN L. SHER, 67,                                   Retired; Trustee, APF and Seasons.
      Trustee

      WILLIAM M. WARDLAW, 52,                              Principal, Freeman Spogli & Co. (investment banking)
      Trustee                                              (1988-present); Vice President and Director, MCC
                                                           International Holdings (cable) (since April 1998);
                                                           Trustee, APF and Seasons.


      SCOTT L. ROBINSON, 52,                               Senior Vice President and Controller, SunAmerica Inc. (since
      Senior Vice President, Treasurer and Controller      1991); Senior Vice President of Anchor National (since
                                                           1988); Senior Vice President, Treasurer and Controller, APF
                                                           and Seasons; Joined SunAmerica in 1978.

      Name, Age and Position(s)                            Principal Occupation(s) During Past Five Years
      -------------------------                            ----------------------------------------------
      Held with the Trust
      -------------------
      SUSAN L. HARRIS, 41,                                 Senior Vice President (since November 1995), Secretary
      Vice President, Counsel and Secretary                (since 1995) and General Counsel-Corporate Affairs (since
                                                           December 1994), SunAmerica; Senior Vice President and
                                                           Secretary, Anchor National (since 1990); Vice President,
                                                           Counsel and Secretary, APF and Seasons; joined SunAmerica in
                                                           1985.

      PETER C. SUTTON, 34                                  Senior Vice President, SAAMCo (since April 1997); Treasurer
      Vice President and Assistant Treasurer               (since February 1996), SunAmerica Equity Funds, SunAmerica
      The SunAmerica Center                                Income Funds and SunAmerica Money Market Funds, Inc.
      733 Third Avenue                                     ("SunAmerica Mutual Funds" or "SAMF"), Anchor Series Trust
      New York, NY 10017-3204                              ("AST") and Style Select Series, Inc. ("Style Select"); Vice
                                                           President and Assistant Treasurer, APF (since October 1994)
                                                           and Seasons (since April 1997); formerly Vice President,
                                                           SAAMCo (1994-1997); Controller, SAMF and AST (1993-1996);
                                                           Assistant Controller, SAMF and AST (1990-1993); joined
                                                           SAAMCo in 1990.

      ROBERT M. ZAKEM, 40                                  Senior Vice President, General Counsel and Assistant
      Vice President and Assistant Secretary               Secretary, SAAMCo (since April 1993); Secretary and Chief
      The SunAmerica Center                                Compliance Officer, SAMF and AST (since 1993), Style Select
      733 Third Avenue                                     (since 1996); Executive Vice President, General Counsel and
      New York, NY 10017-3204                              Director, SunAmerica Capital Services, Inc. (since February
                                                           1993); Vice President, General Counsel and Assistant
                                                           Secretary, SunAmerica Fund Services, Inc. (since January
                                                           1994); Vice President and Assistant Secretary, APF (since
                                                           September 1993) and Seasons (since April 1997).


     * A trustee who may be deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.

         The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of Anchor National Life Insurance Company or its affiliates. An annual fee of $7,000, plus $500 for each meeting attended, and expenses are paid to each Trustee who is not an officer or employee of Anchor National Life Insurance Company or its affiliates for attendance at meetings of the Board of Trustees. All other Trustees receive no remuneration from the Trust.



         The following table sets forth information summarizing the compensation of each of the Trustees for his services as Trustee for the fiscal year ended November 30, 1998.


                               COMPENSATION TABLE

                          AGGREGATE               PENSION OR RETIREMENT     TOTAL COMPENSATION FROM
                          COMPENSATION FROM       BENEFITS ACCRUED AS       REGISTRANT AND FUND COMPLEX
                          REGISTRANT              PART OF FUND EXPENSES     PAID TO TRUSTEES*
TRUSTEE
William M. Wardlaw                  -                        -                           -
Allan L. Sher                       -                        -                           -



* Information is as of November 30, 1998 for the two funds in the complex that pay fees to these Trustees (the Trust and Anchor Pathway Fund).




                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT


         The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement with SunAmerica Asset Management Corp. to handle the management of the Trust and its day to day affairs. The Adviser is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), the leading U.S.-based international insurance organization.



         AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities. AIG's asset management operations are carried out primarily by AIG Global Investment Group, Inc., a direct wholly owned subsidiary of AIG, and its affiliates (collectively, "AIG Global"). AIG Global manages the investment portfolios of various AIG subsidiaries, as well as third party assets, and is responsible for product design and origination, marketing and distribution of third party asset management products, including offshore and private investment funds and direct investment. As of June 30, 1998, AIG Global managed more than $86 billion of assets, of which approximately $10.8 billion represented assets of unaffiliated third parties. AIG Capital Management Corp., an indirect wholly-owned subsidiary of AIG Global Investment Group, Inc., serves as investment adviser to The AIG Money Market Fund, a separate series of The Advisors' Inner Circle Fund, a registered investment company. In addition, AIG Global Investment Corp., an AIG Global group company, serves as the sub-investment adviser to an unaffiliated registered investment company. AIG companies do not otherwise provide investment advice to any registered investment companies.



         The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.


         Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.

         The Investment Advisory and Management Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.

         Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


         As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio. The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended November 30, 1998, 1997 and 1996.


                                  ADVISORY FEES

                       PORTFOLIO                           1998             1997             1996
                       ---------                           ----             ----             ----
      Cash Management                                                    $718,297          $694,655
      Corporate Bond
      (formerly, Fixed Income)                                           $325,988          $230,031
      Global Bond                                                        $550,533          $458,390
      High-Yield Bond                                                    $1,000,566        $638,948
      Worldwide High Income                                              $915,682          $368,821
      SunAmerica Balanced                                                $178,845          $20,449*
      MFS Total Return
      (formerly Balanced/Phoenix Investment
      Counsel) **                                                        $558,675          $354,683
      Asset Allocation                                                   $2,556,963       $1,616,647
      Utility                                                            $100,647          $13,890*
      Growth-Income                                                      $2,784,063       $1,476,902
      Federated Value                                                    $237,339          $23,973*
      Venture Value                                                      $5,952,702       $2,305,064
      Alliance Growth ***                                                $3,145,937       $1,522,222
      MFS Growth and Income (formerly
      Growth/Phoenix Investment Counsel)**                               $1,299,894       $1,072,976
      Putnam Growth
      (formerly Provident Growth)                                        $1,565,910****   $1,073,769
      Real Estate*                                                       $58,800              --
      Aggressive Growth                                                  $506,503          $65,277*
      International Growth and Income*                                   $125,310             --
      Global Equities                                                    $2,337,577       $1,627,510

                       PORTFOLIO                           1998             1997             1996
                       ---------                           ----             ----             ----
      International Diversified Equities                                 $2,127,386       $1,025,593
      Emerging Markets*                                                  $99,436               -



For the fiscal year ended November 30, 1998, the Adviser voluntarily waived fees or reimbursed expenses as follows:



                           [TO BE FILED BY AMENDMENT]


  *      For the period 6/2/97 (commencement of operations) through 11/30/97


**       Until December 30, 1998, the Advisory Agreement with respect to the MFS
Total Return Portfolio (formerly the Balanced/Phoenix Investment Counsel Portfolio) and the MFS Growth and Income Portfolio (formerly the Growth/Phoenix Investment Counsel Portfolio) provided for an advisory fee payable by each Portfolio to the Adviser at the following annual rates: .70% on the first $50 million; .65% on the next $100 million; .60% on the next $150 million; .55% on the next $200 million; .50% over $500 million. The Advisory Agreement was amended as of December 30, 1998 to provide for the following annual fee rates with respect to the MFS Total Return Portfolio : .70% on the first $50 million and .65% over $50 million. The Advisory Agreement was amended as of December 30, 1998 to provide for the following annual fee rate with respect to the MFS Growth and Income Portfolio: .70% on the first $600 million; .65% on the next $900 million and .60% thereafter.



***      Until December 30, 1998, the Advisory Agreement with respect to the
Alliance Growth Portfolio provided for an advisory fee payable by the Portfolio to the Adviser at the following annual rates: .70% on the first $50 million;
 .65% on the next $100 million; .60% over $150 million; .55% on the next $200 million and .50% thereafter. The Advisory Agreement relating to the Alliance Growth Portfolio was amended as of December 30, 1998 to provide for the following annual fee rates: .70% on the first $50 million; .65% on the next $100 million and .60% over $150 million.



****     Until April 15, 1997, the Advisory Agreement with respect to the Putnam
Growth Portfolio provided for an advisory fee payable to the Adviser at the following annual rates: .85% on the first $50 million of average daily net assets; .80% on the next $100 million; .70% on the next $100 million; .65% on the next $100 million; and .60% over $350 million. The Advisory Agreement relating to the Putnam Growth Portfolio was amended as of April 15, 1997 to provide for the following annual fee rates: .85% on the first $150 million of average daily net assets; .80% on the next $150 million; and .70% over $300 million.



         Personal Trading. The Trust and the Adviser have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Trust or any Subadviser during the quarter.

         The Subadvisers have adopted a written Code of Ethics, the provisions of which are materially similar to those in the SunAmerica Code, and have, with the exception of Putnam Investment Management, Inc., undertaken to comply with the provisions of the SunAmerica Code to the extent such provisions are more restrictive. Further, the Subadvisers report to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the SunAmerica Code by Access Persons of the Trust or any Subadviser.


                             SUBADVISORY AGREEMENTS

         Alliance Capital Management L.P. ("Alliance"), Davis Selected Advisers L.P. ("Davis Selected"), Federated Investment Counseling ("Federated"), First American Asset Management Group ("First American"), Goldman Sachs Asset Management ("GSAM"), Goldman Sachs Asset Management International ("GSAM-International"), Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"), Massachusetts Financial Services Company ("MFS") and Putnam Investment Management, Inc. ("Putnam") act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.



         Alliance is ___. Federated is ____ of ____ ("Federated Investors"). With over $139.5 billion invested across more than 300 funds under management and/or administration as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the U.S. First American is a division of U.S. Bank National Association. GSAM is a separate division of Goldman, Sachs & Co. GSAM-International is an affiliate of Goldman, Sachs & Co. MFS is _____. MSDW Investment Management is _____. Putnam is ______.


         The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:


  SUBADVISER                    PORTFOLIO                                FEE
  ----------                    ---------                                ---
  Alliance                      Alliance Growth Portfolio (as of         .35% on the first $50 million
                                January 1, 1999)                         .30% on the next $100 million
                                                                         .25% on the next $150 million

  SUBADVISER                    PORTFOLIO                                FEE
  ----------                    ---------                                ---
                                Growth-Income Portfolio                  .35% on the first $50 million
                                                                         .30% on the next $100 million
                                                                         .25% on the next $150 million
                                                                         .20% on the next $200 million
                                                                         .15% thereafter
                                Global Equities Portfolio                .50% on the first $50 million
                                                                         .40% on the next $100 million
                                                                         .30% on the next $150 million
                                                                         .25% thereafter
  Davis Selected                Venture Value and Real Estate            .45% on the first $100 million
                                Portfolios                               .40% on the next $400 million
                                                                         .35% thereafter
  Federated                     Corporate Bond                           .30% on the first $25 million
                                Portfolio                                .25% on the next $25 million
                                                                         .20% on the next $100 million
                                                                         .15% thereafter
                                Federated Value and Utility Portfolios   .55% on the first $20 million
                                                                         .35% on the next $30 million
                                                                         .25% on the next $100 million
                                                                         .20% on the next $350 million
                                                                         .15% thereafter
  First American                Equity Income Portfolio                  .30%
                                Small Cap Value Portfolio                .80%
                                Equity Index Portfolio                   .125%
  GSAM                          Asset Allocation Portfolio               .40% on the first $50 million
                                                                         .30% on the next $100 million
                                                                         .25% on the next $100 million
                                                                         .20% thereafter
  GSAM-International            Global Bond Portfolio                    .40% on the first $50 million
                                                                         .30% on the next $100 million
                                                                         .25% on the next $100 million
                                                                         .20% thereafter
  MFS (as of January 1, 1999)   MFS Growth and Income                    .40% on the first $300 million
                                Portfolio                                .375% on the next $300 million
                                                                         .35% on the next $300 million
                                                                         .325% on the next $600 million
                                                                         .25% over $1.5 billion

                                MFS Total Return Portfolio               .375%
                                MFS Mid-Cap Growth Portfolio             [TO BE PROVIDED]
  MSDW Investment Management    International Diversified Equities and   .65% on the first $350 million
                                Worldwide High Income Portfolios         .60% thereafter
  Putnam                        Putnam Growth Portfolio                  .50% on the first $150 million
                                                                         .45% on the next $150 million
                                                                         .35% thereafter
                                Emerging Markets Portfolio               1.00% on the first $150 million
                                                                         .95% on the next $150 million
                                                                         .85% thereafter

  SUBADVISER                    PORTFOLIO                                FEE
  ----------                    ---------                                ---
                                International Growth  and Income         .65% on the first $150 million
                                Portfolio                                .55% on the next $150 million
                                                                         .45% thereafter



         The following table sets forth the fees paid to the Subadvisers and to Phoenix Investment Counsel, Inc., as former Subadviser to the MFS Growth and Income and MFS Total Return Portfolios, for the fiscal years ended November 30, 1998, 1997 and 1996.


                                SUBADVISORY FEES


       SUBADVISER                   PORTFOLIO                   1998                   1997                   1996
       ----------                   ---------                   ----                   ----                   ----
                                 Alliance Growth#
                                                                                     $1,280,957              $691,140
     Alliance
                                 Growth-Income
                                                                                     $1,161,812              $673,445
                                 Global Equities
                                                                                     $1,109,352              $811,790
     Davis Selected              Venture Value
                                                                                     $3,126,351             $1,252,661

                                 Real Estate                                         $33,075++                   -
     Federated                   Corporate Bond                                      $128,651                $48,744**
                                 Federated Value
                                                                                     $146,523                $17,580*
                                 Utility                                             $73,542                 $10,186*
                                 Asset Allocation
     GSAM                                                                            $1,088,896              $743,084
     GSAM International          Global Bond
                                                                                     $281,015                $238,488


     MSDW Investment Management  Worldwide High Income
                                                                                     $595,193                $239,733
                                 International Diversified
                                 Equities
                                                                                     $1,382,736              $666,635
                                 Growth/Phoenix Investment                           $599,956                $505,458
     Phoenix Investment          Counsel #
     Counsel, Inc.
                                 Balanced/Phoenix
                                 Investment Counsel)##
                                                                                     $271,312                $176,158
     Provident Investment
     Counsel, Inc.+              Provident Growth
                                                                                     $284,164+++             $614,720

       SUBADVISER                   PORTFOLIO                   1998                   1997                   1996
       ----------                   ---------                   ----                   ----                   ----
     Putnam                      International Growth and
                                 Income                                              $81,451++                   -
                                 Emerging Markets
                                                                                     $79,549++                   -
                                 Putnam Growth                                       $618,584                    -



  *     For the period 6/3/96 (commencement of operations) through 11/30/96



**      For the period 6/3/96 through 11/30/96



# Prior to January 1, 1999, the Subadvisory fee for Alliance Growth Portfolio was as calculated at the following annual rates: .35% on the first $50 million; .30% on the next $100 million; .25% on the next $150 million; .20% on the next $200 million and .15% over $500 million.



## Prior to January 1, 1999, Phoenix Investment Counsel served as Subadviser to the MFS Growth and Income and MFS Total Return Portfolios (formerly Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios). The Subadvisory fee was calculated at the following rates for both Portfolios: .35% on the first $50 million; .30% on the next $100 million; .25% on the next $150 million; .20% on the next $200 million and .15% over $500 million.


+ Until April 15, 1997, Provident Investment Counsel, Inc. served as Subadviser to the Putnam Growth Portfolio (formerly named the Provident Growth Portfolio). The Subadvisory fee was calculated at the following annual rates: .50% on the first $50 million of average daily net assets; .45% on the next $100 million; .35% on the next $100 million; .30% on the next $100 million; .25% over $350 million.


 ++     For the period 6/2/97 (commencement of operations) through 11/30/97



 +++    For the period 12/1/96 through 4/14/97 (termination of operations)


         The Subadvisory Agreements, after initial approval with respect to a Portfolio, continue in effect for a period of two years, in accordance with their terms, unless terminated, and may thereafter be renewed from year to year as to a Portfolio for so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Subadvisory Agreements may be terminated by the Trust, the Adviser or the respective Subadviser upon the specified written notice contained in the Agreement.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES



     Under the Code, each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (including short-term capital gains).



         So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividend or capital gains dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net capital gains realized during each fiscal year. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.




         Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for tax purposes.



         The Real Estate Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will not be subject to federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.



         A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, the "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. The Portfolio may make a "mark-to-market" election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). If the election is in effect at the end of the Portfolio's taxable year, the Portfolio will recognize the amount of gains, if any, with respect to PFIC stock. Such mark-to-market gain will be treated as ordinary income. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year, its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.



         Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio' assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.



         The Cash Management, Corporate Bond, Aggressive Growth and Emerging Markets Portfolios had capital loss carry-forwards of $___, $_______, $_________ and $_______, respectively, at November 30, 1998. To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2004 and 2005. The utilization of such losses will be subject to annual limitations under the Code.

                               SHARES OF THE TRUST


         The Trust consists of twenty-six separate Portfolios, each of which offers a single class of shares. All shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.



         In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though:
(1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.




         Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

                                PRICE OF SHARES


         Shares of the Trust are currently offered only to the Variable Separate Account. The Trust is open for business on any day the NYSE is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of its shares separately by dividing the total value of its net assets by the shares outstanding. The net asset value of a Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.


         Stocks and convertible bonds and debentures traded on the NYSE are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or Subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

         A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of the respective Portfolio is divided by the total number of shares outstanding to arrive at the net asset value per share.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

         A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.


         The Adviser or Subadviser may cause a Portfolio to pay such broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may not be used by the Adviser or Subadviser in connection with the Trust and could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust. Research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.



         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained exemptive orders from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

         Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.



         For the fiscal year ended November 30, 1998, each of the ___ Portfolios acquired no securities of brokers or dealers that executed its portfolio transactions during the year, and the ____ Portfolios acquired $ ____ from the following brokers or dealers that executed its portfolio transactions:



         The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the fiscal years ended November 30, 1998, 1997 and 1996.



                           1998 BROKERAGE COMMISSIONS




                                    AGGREGATE         AMOUNT PAID TO     PERCENTAGE OF COMMISSIONS     PERCENTAGE OF
          PORTFOLIO                 BROKERAGE           AFFILIATED                  PAID                 AMOUNT OF
                                   COMMISSIONS        BROKER-DEALERS           TO AFFILIATED            TRANSACTIONS
                                                                               BROKER-DEALERS        INVOLVING PAYMENT
                                                                                                       OF COMMISSIONS
---------------------------------------------------------------------------------------------------------------------

Cash Management
---------------------------------------------------------------------------------------------------------------------
Corporate Bond
---------------------------------------------------------------------------------------------------------------------
Global Bond
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond
---------------------------------------------------------------------------------------------------------------------
Worldwide High Income
---------------------------------------------------------------------------------------------------------------------

                                    AGGREGATE         AMOUNT PAID TO     PERCENTAGE OF COMMISSIONS     PERCENTAGE OF
          PORTFOLIO                 BROKERAGE           AFFILIATED                  PAID                 AMOUNT OF
                                   COMMISSIONS        BROKER-DEALERS           TO AFFILIATED            TRANSACTIONS
                                                                               BROKER-DEALERS        INVOLVING PAYMENT
                                                                                                       OF COMMISSIONS
---------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio
(formerly Balanced/Phoenix
Investment Counsel)
---------------------------------------------------------------------------------------------------------------------
Asset Allocation
---------------------------------------------------------------------------------------------------------------------
Utility
---------------------------------------------------------------------------------------------------------------------
Growth-Income
---------------------------------------------------------------------------------------------------------------------
Federated Value
---------------------------------------------------------------------------------------------------------------------
Venture Value
---------------------------------------------------------------------------------------------------------------------
Alliance Growth
---------------------------------------------------------------------------------------------------------------------
MFS Growth and Income
Portfolio (formerly
Growth/Phoenix Investment
Counsel)
---------------------------------------------------------------------------------------------------------------------
Putnam Growth
(formerly Provident Growth)
---------------------------------------------------------------------------------------------------------------------
Real Estate
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth
---------------------------------------------------------------------------------------------------------------------
International Growth and
Income
---------------------------------------------------------------------------------------------------------------------
Global Equities
---------------------------------------------------------------------------------------------------------------------
International Diversified
Equities
---------------------------------------------------------------------------------------------------------------------
Emerging Markets
---------------------------------------------------------------------------------------------------------------------

                           1997 BROKERAGE COMMISSIONS




                                          AGGREGATE BROKERAGE    AMOUNT PAID TO AFFILIATED       PERCENTAGE PAID TO
               PORTFOLIO                      COMMISSIONS             BROKER-DEALERS         AFFILIATED BROKER-DEALERS
---------------------------------------------------------------------------------------------------------------------
Cash Management                                   --                        --                           --
---------------------------------------------------------------------------------------------------------------------
Corporate Bond                                    --                        --                           --
---------------------------------------------------------------------------------------------------------------------
Global Bond                                       --                        --                           --
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                   $90                       --                           --
---------------------------------------------------------------------------------------------------------------------
Worldwide High Income                             --                        --                           --
---------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                             $73,801                     --                           --
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio (formerly           $153,408                    [--]                         [--]
Balanced/Phoenix Investment Counsel)
---------------------------------------------------------------------------------------------------------------------
Asset Allocation                               $618,233                   $77,151                      12.48%
---------------------------------------------------------------------------------------------------------------------
Utility                                         $40,772                     --                           --
---------------------------------------------------------------------------------------------------------------------
Growth-Income                                  $547,081                     --                           --
---------------------------------------------------------------------------------------------------------------------
Federated Value                                 $77,121                     --                           --
---------------------------------------------------------------------------------------------------------------------
Venture Value                                  $634,966                   $87,696                     [13.81%]
---------------------------------------------------------------------------------------------------------------------
Alliance Growth                               $1,020,216                    --                           --
---------------------------------------------------------------------------------------------------------------------
MFS Growth and Income Portfolio                $731,747                  [$1,220]                      [.17%]
(formerly Growth/Phoenix Investment
Counsel)
---------------------------------------------------------------------------------------------------------------------
Putnam Growth
(formerly Provident Growth)                    $241,968                    $920                         .38%
---------------------------------------------------------------------------------------------------------------------
Real Estate*                                    $53,466                     --                           --
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                              $251,919                     --                           --
---------------------------------------------------------------------------------------------------------------------
International Growth and Income *              $120,957                     --                           --
---------------------------------------------------------------------------------------------------------------------
Global Equities                               $1,376,002                    --                           --
---------------------------------------------------------------------------------------------------------------------

                                          AGGREGATE BROKERAGE    AMOUNT PAID TO AFFILIATED       PERCENTAGE PAID TO
               PORTFOLIO                      COMMISSIONS             BROKER-DEALERS         AFFILIATED BROKER-DEALERS
---------------------------------------------------------------------------------------------------------------------
International Diversified Equities             $269,652                     --                           --
---------------------------------------------------------------------------------------------------------------------
Emerging Markets*                               $80,600                     --                           -
---------------------------------------------------------------------------------------------------------------------


* For the period June 2, 1997 (commencement of operations) through November 30, 1997.

                           1996 BROKERAGE COMMISSIONS


                                               AGGREGATE              AMOUNT PAID TO               PERCENTAGE PAID
               PORTFOLIO                       BROKERAGE              AFFILIATED                   TO AFFILIATED
                                              COMMISSIONS            BROKER-DEALERS               BROKER-DEALERS
---------------------------------------------------------------------------------------------------------------------
Cash Management                                   --                        --                           --
---------------------------------------------------------------------------------------------------------------------
Corporate Bond                                    --                        --                           --
---------------------------------------------------------------------------------------------------------------------
Global Bond                                       --                        --                           --
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                  $753                       --                           --
---------------------------------------------------------------------------------------------------------------------
Worldwide High Income

                                                  --                        --                           --
---------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced*                            $10,184                     --                           --
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio (formerly
Balanced/Phoenix Investment Counsel)            $99,713                    [--]                         [--]
---------------------------------------------------------------------------------------------------------------------
Asset Allocation                               $256,864                   $23,078                      8.98%
---------------------------------------------------------------------------------------------------------------------
Utility*                                        $9,359                      --                           --
---------------------------------------------------------------------------------------------------------------------
Growth-Income                                  $469,309                     --                           --
---------------------------------------------------------------------------------------------------------------------
Federated Value*                                $14,785                     --                           --
---------------------------------------------------------------------------------------------------------------------
Venture Value                                  $413,771                   $3,792                       0.92%
---------------------------------------------------------------------------------------------------------------------
Alliance Growth                                $672,137                     --                           --
---------------------------------------------------------------------------------------------------------------------

                                               AGGREGATE              AMOUNT PAID TO               PERCENTAGE PAID
               PORTFOLIO                       BROKERAGE              AFFILIATED                   TO AFFILIATED
                                              COMMISSIONS            BROKER-DEALERS               BROKER-DEALERS
---------------------------------------------------------------------------------------------------------------------
MFS Growth and Income Portfolio
(formerly  Growth/Phoenix Investment           $483,274                    [--]                         [--]
Counsel)
---------------------------------------------------------------------------------------------------------------------
Putnam Growth                                  $144,932                     --                           --
(formerly Provident Growth)
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth*                              $34,130                     --                           --
---------------------------------------------------------------------------------------------------------------------
Global Equities                               $1,022,821                    --                           --
---------------------------------------------------------------------------------------------------------------------
International Diversified Equities

                                               $256,477                     --                           --
---------------------------------------------------------------------------------------------------------------------


*    For the period 6/3/96 (commencement of operations) through November 30,
     1996.

         The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

         The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

         If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

         It is possible that a Portfolio's holdings may include securities of entities for which a subadviser or its affiliate performs investment banking services as well as securities of entities in which a subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

                               GENERAL INFORMATION

         Custodian - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.


         Independent Accountants and Legal Counsel - PricewaterhouseCoopers LLP 1177 Avenue of the Americas, New York, New York 10036, is the Trust's independent accountants. PricewaterhouseCoopers, LLP performs an annual audit of the Trust's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the SEC. The firm of Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, NY 10022 has been selected as legal counsel to the Trust.


         Reports to Shareholders - Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

         Shareholder and Trustee Responsibility - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


         Registration Statement - A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.


                              FINANCIAL STATEMENTS


         Set forth following this Statement of Additional Information are the audited financial statements of the Trust with respect to the fiscal year ended November 30, 1998.



                           [TO BE FILED BY AMENDMENT]

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

Exhibits.


     (a)  Declaration of Trust, as amended. Incorporated herein by reference to
          Exhibit 1 of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 29, 1996.




     (b) By-Laws. Incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 29, 1996.



     (c)  Inapplicable.



     (d) (i) Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp.*



          (ii) Subadvisory Agreement between SunAmerica and Alliance Capital Management L.P.*



          (iii) Subadvisory Agreement between SunAmerica and Davis Selected Advisers, L.P.*



          (iv) Subadvisory Agreement between SunAmerica and Federated Investment Counseling.*

          (v) Subadvisory Agreement between SunAmerica and First American Asset Management, Inc.*



          (vi) Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management.*



          (vii) Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International.*



          (viii) Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company.*



          (ix) Subadvisory Agreement between SunAmerica and Morgan Stanley Dean Witter Investment Management*



          (x) Subadvisory Agreement between SunAmerica and Putnam Investment Management, Inc.*



                   (e)  Inapplicable.



                   (f)  Inapplicable.



                   (g) Custodian Agreement. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 28, 1997.

          (h) (i) Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Separate Account. Incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 29, 1996.



               (ii) Transfer Agency and Service Agreement filed between the
                    Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on May 7, 1997.



          (i)       Inapplicable.



          (j)       Inapplicable.



          (k)       Inapplicable.



          (l)       Inapplicable.



          (m)       Inapplicable.



          (n)       Inapplicable.



          (o)  (i)  Inapplicable

                        (ii)     Power of Attorney for Monica C. Lozano*


-----------------------
   *              To be filed by amendment.


Item 24.          Persons Controlled by or Under Common Control with the Fund.


                  To be filed by amendment.


Item 25.          Indemnification.

                  Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                 INDEMNIFICATION

                           The Trust shall provide any indemnification required
                  by applicable law and shall indemnify trustees, officers, agents and employees as follows:



               (a) the Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith an in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

               (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

               (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

               (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or
                    (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

               (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

               (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

               (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

               (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                           * * * * * * * * * * * * * *

                           The Investment Advisory and Management Agreement
                  provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

                           SunAmerica Inc., the parent of Anchor National Life
                  Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

                           Insofar as indemnification for liabilities arising
                  under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of the Investment Adviser.


                           SunAmerica Asset Management Corp. ("SunAmerica"), the
                  Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.

                           Alliance Capital Management L.P., Davis Selected
                  Advisers, L.P., Federated Investment Counseling, First American Asset Management Group, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Morgan Stanley Dean Witter Investment Management, Massachusetts Financial Services Company and Putnam Investment Management, Inc., and the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Alliance Capital Management L.P., Davis Selected Advisers, L.P., Federated Investment Counseling, First American Asset Management, Inc., Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Morgan Stanley Dean Witter Investment Management, Massachusetts Financial Services Company and Putnam Investment Management, Inc., and other required information:



                                                                                 File No.
                                                                                 --------
                  Alliance Capital Management L.P.                              801-32361
                  Davis Selected Advisers, L.P.                                 801-31648
                  Federated Investment Counseling                               801-34611
                  First American Asset Management, Inc.                         801-24113
                  Goldman Sachs & Co.                                           801-16048
                  Goldman Sachs Asset Management International                  801-38157
                  Massachusetts Financial Services Company                      801-17352
                  Morgan Stanley Dean Witter Investment
                     Management                                                 801-15757
                  Putnam Investment Management, Inc.                            801-7974


Item 27.          Principal Underwriters.

                  There is no Principal Underwriter for the Registrant.

Item 28.          Location of Accounts and Records.

                           State Street Bank and Trust Company, 225 Franklin
                  Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.


                           SunAmerica Asset Management Corp., is located at The
                  SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Alliance Capital Management

                  L.P. is located at 1345 Avenue of the Americas, New York, New York 10105. Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Sante Fe, New Mexico 87501. Federated Investment Counseling is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. First American Asset Management Group is located at U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402. Goldman Sachs Asset Management is located at 85 Broad Street, 12th Floor, New York, New York 10004. Goldman Sachs Asset Management International is located at Peterborough Court, 133 Fleet Street, London EC4A 2BB, England. Massachusetts Financial Services Company is located at 500 Boylston Street, Boston, Massachusetts 02116. Morgan Stanley Dean Witter Investment Management is located at 1221 Avenue of the Americas, 22nd Floor, New York, New York 10020. Putnam Investment Management, Inc., is located at One Post Office Square, Boston, Massachusetts 02109. Each of the Investment Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 29.          Management Services.


                  Inapplicable.

Item 30.          Undertakings.


                  Inapplicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused the Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 15th day of January, 1999.


                                         SUNAMERICA SERIES TRUST


                                         By: /s/ Peter C. Sutton
                                             ----------------------------------

                                         Peter C. Sutton
                                         Vice President and Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 19 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



                                             Trustee, Chairman and
                                             President                               January 15, 1999
               *                             (Principal Executive Officer)
----------------------------
James K. Hunt

                                             Senior Vice President,
               *                             Treasurer and Controller                January 15, 1999
----------------------------                 (Principal Financial and
Scott L. Robinson                            Accounting Officer)

               *                             Trustee                                 January 15, 1999
-----------------------------
Allan L. Sher


               *                             Trustee                                 January 15, 1999
-----------------------------
William M. Wardlaw


*By: /s/ Robert M. Zakem                                                             January 15, 1999
   --------------------------
   Robert M. Zakem
   Attorney-in-Fact




                                      C-11